UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22227

New York Life Investments ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
New York Life Investment Management LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF

QAI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Hedge Multi-Strategy Tracker ETF	$28	0.54%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Hedge Multi-Strategy Tracker ETF - NAV 13,491	NYLI Hedge Multi-Strategy Index14,521	Russell 3000® Index37,343	Barclay Hedge Fund Index18,364	S&P 500® Index (Net)37,189
10/15	10,000	10,000	10,000	10,000	10,000
04/16	10,038	10,094	10,006	9,941	10,010
10/16	9,984	10,113	10,424	10,337	10,383
04/17	10,080	10,288	11,865	10,921	11,729
10/17	10,423	10,683	12,924	11,427	12,758
04/18	10,508	10,783	13,414	11,662	13,207
10/18	10,324	10,597	13,776	11,383	13,616
04/19	10,672	10,984	15,115	11,774	14,899
10/19	10,830	11,183	15,635	11,879	15,472
04/20	10,561	10,943	14,957	11,324	14,938
10/20	11,087	11,524	17,222	12,388	16,878
04/21	11,724	12,230	22,573	14,496	21,697
10/21	11,744	12,280	24,782	14,974	24,015
04/22	10,927	11,458	21,870	14,154	21,653
10/22	10,338	10,874	20,688	13,497	20,411
04/23	11,001	11,613	22,199	14,085	22,115
10/23	11,119	11,758	22,422	14,041	22,368
04/24	11,893	12,613	27,150	15,466	27,001
10/24	12,443	13,252	30,910	16,309	30,739
04/25	12,452	13,343	30,245	16,412	30,144
10/25	13,491	14,521	37,343	18,364	37,189

Period Ended

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NYLI Hedge Multi-Strategy Tracker ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	03/25/2009	8.34%	8.42%	4.00%	3.04%
NYLI Hedge Multi-Strategy IndexFootnote Reference2		8.83%	9.57%	4.73%	3.80%
Russell 3000®IndexFootnote Reference3		23.47%	20.81%	16.74%	14.08%
S&P 500® Index (Net)Footnote Reference4		23.37%	20.98%	17.12%	14.04%
Barclay Hedge Fund IndexFootnote Reference5		11.89%	12.60%	8.19%	6.27%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Hedge Multi-Strategy Index is the underlying index of the Fund. The NYLI Hedge Multi-Strategy Index seeks to achieve performancesimilar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristicsover longer term periods and not on a daily basis
Footnote[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote[4]	The S&P 500® Index (Net) is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote[5]	The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$832,868,260
Total number of portfolio holdings	111
Portfolio turnover rate	33%

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Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Vanguard Short-Term Treasury ETF	16.4%
iShares Floating Rate Bond ETF	15.9%
Vanguard FTSE Developed Markets ETF	7.4%
Franklin Senior Loan ETF	6.3%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	4.8%
iShares Core S&P Small-Cap ETF	4.6%
State Street SPDR Bloomberg Convertible Securities ETF	4.4%
iShares MSCI Emerging Markets ex China ETF	4.2%
iShares MSCI USA Momentum Factor ETF	4.2%
JPMorgan Equity Premium Income ETF	4.1%

*  Excluding short-term investments

Portfolio Composition

Floating Rate - Investment Grade Funds	20.7%
U.S. Short Term Treasury Bond Fund	16.4%
Short-Term Investments	12.3%
International Equity Core Fund	7.4%
Convertible Bond Funds	7.2%
Bank Loan Fund	6.3%
Emerging Markets Funds	5.4%
Municipal Bond Funds	4.7%
U.S. Small Cap Core Fund	4.7%
U.S. Momentum Fund	4.2%
Derivative Income Fund	4.1%
Merger Arbitrage Funds	4.1%
Preferred Fund	3.2%
Managed Futures Funds	2.8%
U.S. Sector Funds	2.1%
Agriculture Fund	1.9%
Broad Funds	1.8%
U.S. Large Cap Core Funds	1.1%
BRIC Equity Fund	0.9%
U.S. Mid Cap Core Fund	0.4%
China Fund	0.3%
Silver Fund	0.2%
Other Asset and Liabilities	(12.2)%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

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NYLI Hedge Multi-Strategy Tracker ETF | 3

NYLI Merger Arbitrage ETF

MNA/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Merger Arbitrage ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Merger Arbitrage ETF	$39	0.76%
Footnote	Description
Footnote[1]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Merger Arbitrage ETF - NAV 13,516	NYLI Merger Arbitrage Index14,373	MSCI World® Index (Net)30,490	Barclay Merger Arbitrage Index16,803	S&P 500® Index (Net)37,189
10/15	10,000	10,000	10,000	10,000	10,000
04/16	10,358	10,408	9,895	10,314	10,010
10/16	10,491	10,588	10,118	10,563	10,383
04/17	11,018	11,152	11,345	11,025	11,729
10/17	11,302	11,487	12,423	11,322	12,758
04/18	11,212	11,408	12,845	11,080	13,207
10/18	11,611	11,860	12,567	11,261	13,616
04/19	11,494	11,742	13,677	11,749	14,899
10/19	11,907	12,196	14,162	11,952	15,472
04/20	11,506	11,800	13,129	11,700	14,938
10/20	12,489	12,833	14,780	12,201	16,878
04/21	12,550	12,958	19,080	14,136	21,697
10/21	12,272	12,757	20,755	14,264	24,015
04/22	11,875	12,380	18,409	14,205	21,653
10/22	11,821	12,358	16,920	14,335	20,411
04/23	11,849	12,453	18,994	14,428	22,115
10/23	11,739	12,385	18,693	14,723	22,368
04/24	11,701	12,413	22,486	15,196	27,001
10/24	12,407	13,215	24,988	15,656	30,739
04/25	13,079	13,854	25,220	16,030	30,144
10/25	13,516	14,373	30,490	16,803	37,189

Period Ended

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NYLI Merger Arbitrage ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/17/2009	3.34%	8.93%	1.59%	3.06%
NYLI Merger Arbitrage IndexFootnote Reference2		3.74%	8.76%	2.29%	3.69%
MSCI World® Index (Net)Footnote Reference3		20.90%	22.02%	15.58%	11.79%
S&P 500® Index (Net)Footnote Reference4		23.37%	20.98%	17.12%	14.04%
Barclay Merger Arbitrage IndexFootnote Reference5		4.82%	7.33%	6.61%	5.33%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Merger Arbitrage Index is the underlying index of the Fund. The NYLI Merger Arbitrage Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions.
Footnote[3]	The MSCI World®Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote[4]	The S&P 500® Index (Net) is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote[5]	The Barclay Merger Arbitrage Index is a measure of the average net returns of all reporting merger arbitrage funds in the Barclay Hedge database.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$254,016,343
Total number of portfolio holdings	58
Portfolio turnover rate	193%

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Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

CyberArk Software Ltd.	4.2%
Electronic Arts, Inc.	3.9%
Welcia Holdings Co., Ltd.	3.9%
Norfolk Southern Corp.	3.8%
Teck Resources Ltd., Class B	3.8%
JDE Peet's NV	3.7%
Chart Industries, Inc.	3.5%
TXNM Energy, Inc.	3.4%
Dayforce, Inc.	3.4%
Informatica, Inc., Class A	3.2%

*  Excluding short-term investments

Top Industries

Industrials	20.5%
Information Technology	12.2%
Short-Term Investments	10.6%
Health Care	10.6%
Communication Services	8.8%
Real Estate	7.6%
Consumer Staples	7.5%
Utilities	6.6%
Financials	4.1%
Consumer Discretionary	4.0%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

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NYLI Merger Arbitrage ETF | 3

NYLI Candriam International Equity ETF

IQSI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Candriam International Equity ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam International Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam International Equity ETF - NAV 15,988	NYLI Candriam International Equity Index16,182	MSCI EAFE® Index (Net)15,997
12/17/2019	10,000	10,000	10,000
04/30/2020	8,382	8,373	8,240
10/31/2020	9,215	9,204	8,946
04/30/2021	11,856	11,877	11,526
10/31/2021	12,456	12,493	12,003
04/30/2022	10,929	10,969	10,587
10/31/2022	9,556	9,595	9,243
04/30/2023	11,801	11,863	11,478
10/31/2023	10,876	10,948	10,574
04/30/2024	12,903	13,015	12,543
10/31/2024	13,370	13,504	13,002
04/30/2025	14,405	14,562	14,120
10/31/2025	15,988	16,182	15,997

Period Ended

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NYLI Candriam International Equity ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	10.99%	19.58%	11.65%	8.32%
NYLI Candriam International Equity IndexFootnote Reference2		11.12%	19.83%	11.95%	8.54%
MSCI EAFE® Index (Net)Footnote Reference3		13.29%	23.03%	12.33%	8.33%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam International Equity Index is the underlying index of the Fund. The NYLI Candriam International Equity Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$225,218,084
Total number of portfolio holdings	583
Portfolio turnover rate	6%

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Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

ASML Holding NV	3.2%
SAP SE	2.1%
Nestle SA	1.9%
AstraZeneca PLC	1.9%
Roche Holding AG	1.9%
Novartis AG	1.9%
Toyota Motor Corp.	1.7%
Siemens AG	1.7%
Commonwealth Bank of Australia	1.5%
Sony Group Corp.	1.3%

*  Excluding short-term investments

Top Countries

Japan	27.2%
United States	11.0%
United Kingdom	10.2%
Australia	8.4%
Germany	8.3%
Netherlands	6.1%
France	5.1%
Switzerland	4.0%
Spain	2.8%
Sweden	2.5%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

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NYLI Candriam U.S. Mid Cap Equity ETF

IQSM/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Mid Cap Equity ETF	$8	0.15%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam U.S. Mid Cap Equity ETF - NAV 14,026	NYLI Candriam U.S. Mid Cap Equity Index14,103	Russell 3000® Index18,478	Russell Midcap® Index15,495
10/25/2022	10,000	10,000	10,000	10,000
10/31/2022	10,360	10,360	10,237	10,435
04/30/2023	10,685	10,695	10,984	10,831
10/31/2023	10,038	10,057	11,095	10,330
04/30/2024	12,044	12,079	13,434	12,602
10/31/2024	13,241	13,292	15,295	13,986
04/30/2025	12,203	12,259	14,966	13,527
10/31/2025	14,026	14,103	18,478	15,495

Period Ended

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Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	14.94%	5.93%	11.86%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference2		15.04%	6.11%	12.06%
Russell 3000® IndexFootnote Reference3		23.47%	20.81%	22.55%
Russell Midcap® IndexFootnote Reference4		14.55%	10.79%	15.61%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam U.S. Mid Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Mid Cap Equity Index is designed to deliver exposure to U.S. mid-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote[4]	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe and is a subset of the Russell 1000® Index, which includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$212,152,511
Total number of portfolio holdings	229
Portfolio turnover rate	18%

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Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Insmed, Inc.	1.7%
Comfort Systems USA, Inc.	1.6%
Credo Technology Group Holding Ltd.	1.3%
Ciena Corp.	1.2%
Tapestry, Inc.	1.1%
Twilio, Inc., Class A	0.9%
nVent Electric PLC	0.9%
Guidewire Software, Inc.	0.9%
United Therapeutics Corp.	0.9%
CH Robinson Worldwide, Inc.	0.8%

*  Excluding short-term investments

Top Industries

Industrials	22.3%
Information Technology	16.7%
Consumer Discretionary	14.0%
Health Care	13.6%
Financials	12.0%
Real Estate	9.0%
Consumer Staples	4.2%
Materials	3.3%
Communication Services	2.1%
Energy	2.0%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

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NYLI Candriam U.S. Mid Cap Equity ETF | 3

NYLI Candriam U.S. Large Cap Equity ETF

IQSU/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Candriam U.S. Large Cap Equity ETF	$5	0.09%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Candriam U.S. Large Cap Equity ETF - NAV 23,151	NYLI Candriam U.S. Large Cap Equity Index23,280	Russell 3000® Index22,653	S&P 500® Index23,453
12/17/2019	10,000	10,000	10,000	10,000
04/30/2020	9,642	9,638	9,074	9,188
10/31/2020	11,271	11,273	10,447	10,409
04/30/2021	14,352	14,367	13,694	13,413
10/31/2021	16,279	16,305	15,033	14,876
04/30/2022	14,526	14,553	13,267	13,441
10/31/2022	13,504	13,532	12,550	12,703
04/30/2023	14,788	14,823	13,467	13,800
10/31/2023	15,277	15,320	13,602	13,991
04/30/2024	17,895	17,957	16,470	16,927
10/31/2024	19,811	19,911	18,751	19,310
04/30/2025	19,104	19,199	18,348	18,974
10/31/2025	23,151	23,280	22,653	23,453

Period Ended

7256617

MEIQSU10-12/25

NYLI Candriam U.S. Large Cap Equity ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	21.18%	16.86%	15.48%	15.36%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference2		21.25%	16.92%	15.61%	15.47%
Russell 3000®IndexFootnote Reference3		23.47%	20.81%	16.74%	14.94%
S&P 500®IndexFootnote Reference4		23.60%	21.45%	17.64%	15.62%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Candriam U.S. Large Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Large Cap Equity Index is designed to deliver exposure to U.S. large-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market capitalization weighting methodology.
Footnote[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote[4]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$265,757,173
Total number of portfolio holdings	265
Portfolio turnover rate	13%

7256617

MEIQSU10-12/25

NYLI Candriam U.S. Large Cap Equity ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Apple, Inc.	10.7%
Microsoft Corp.	9.8%
Alphabet, Inc., Class A and C	5.7%
Tesla, Inc.	4.7%
Visa, Inc., Class A Shares	2.2%
Mastercard, Inc., Class A	1.6%
Advanced Micro Devices, Inc.	1.5%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Co. (The)	1.3%
Bank of America Corp.	1.3%

*  Excluding short-term investments

Top Industries

Information Technology	38.7%
Financials	15.2%
Consumer Discretionary	10.8%
Communication Services	8.3%
Industrials	7.4%
Health Care	5.7%
Consumer Staples	4.2%
Materials	3.1%
Real Estate	3.0%
Energy	1.8%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEIQSU10-12/25

NYLI Candriam U.S. Large Cap Equity ETF | 3

NYLI FTSE International Equity Currency Neutral ETF

HFXI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI FTSE International Equity Currency Neutral ETF	$11	0.20%
Footnote	Description
Footnote[1]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI FTSE International Equity Currency Neutral ETF - NAV 23,454	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index24,315	MSCI EAFE® Index (Net)20,578	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index27,529	FTSE Developed ex North America Net Tax (US RIC) Index21,243
10/15	10,000	10,000	10,000	10,000	10,000
04/16	9,531	9,559	9,693	9,387	9,727
10/16	9,799	9,851	9,677	9,923	9,767
04/17	10,988	11,084	10,787	11,232	10,919
10/17	12,104	12,244	11,945	12,292	12,172
04/18	12,398	12,596	12,352	12,524	12,638
10/18	11,439	11,605	11,127	11,908	11,279
04/19	12,346	12,531	11,955	12,935	12,107
10/19	12,796	12,987	12,355	13,456	12,495
04/20	11,144	11,339	10,599	11,892	10,777
10/20	11,957	12,196	11,507	12,518	11,837
04/21	15,394	15,730	14,826	16,019	15,382
10/21	16,101	16,479	15,441	17,052	15,857
04/22	14,907	15,245	13,619	16,538	13,979
10/22	13,564	13,894	11,889	15,847	12,106
04/23	16,146	16,577	14,765	18,229	14,964
10/23	15,444	15,874	13,602	18,064	13,839
04/24	18,432	18,968	16,135	21,730	16,414
10/24	18,906	19,492	16,725	22,208	16,947
04/25	20,058	20,706	18,163	23,197	18,292
10/25	23,454	24,315	20,578	27,529	21,243

Period Ended

7256617

MEHFXI10-12/25

NYLI FTSE International Equity Currency Neutral ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Ten Years
NYLI FTSE International Equity Currency Neutral ETF - NAV	07/22/2015	16.93%	24.05%	14.42%	8.90%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference2		17.43%	24.74%	14.80%	9.29%
MSCI EAFE® Index (Net)Footnote Reference3		13.29%	23.03%	12.33%	7.48%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference4		18.68%	23.96%	17.07%	10.66%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference5		16.13%	25.35%	12.41%	7.83%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is the underlying index of the Fund. The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is an equity benchmark of international stocks from developed markets, with approximately half of the currency exposure of the securities included in the Underlying Index “hedged” against the U.S. dollar on a monthly basis.
Footnote[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Footnote[4]	The FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index, is comprised of large and mid-cap stocks in developed markets, excluding the U.S. and Canada and represents the performance without any impact from foreign exchange fluctuations.
Footnote[5]	The FTSE Developed ex North America Net Tax (US RIC) Index, is comprised of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$1,151,448,624
Total number of portfolio holdings	888
Portfolio turnover rate	6%

7256617

MEHFXI10-12/25

NYLI FTSE International Equity Currency Neutral ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

ASML Holding NV	1.9%
Samsung Electronics Co., Ltd.	1.8%
SAP SE	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Nestle SA	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
SK Hynix, Inc.	1.0%
Shell PLC	1.0%

*  Excluding short-term investments

Top Countries

Japan	23.8%
United Kingdom	10.4%
Germany	8.3%
France	8.1%
United States	8.0%
Australia	6.8%
South Korea	6.1%
Switzerland	4.4%
Netherlands	4.0%
Spain	3.1%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEHFXI10-12/25

NYLI FTSE International Equity Currency Neutral ETF | 3

NYLI U.S. Large Cap R&D Leaders ETF

LRND/The NASDAQ Stock Market LLC

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI U.S. Large Cap R&D Leaders ETF	$8	0.14%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI U.S. Large Cap R&D Leaders ETF - NAV 17,317	NYLI U.S. Large Cap R&D Leaders Index17,385	Russell 3000® Index15,749	Russell 1000® Growth Index18,254
02/08/2022	10,000	10,000	10,000	10,000
04/30/2022	9,064	9,063	9,224	8,911
10/31/2022	8,238	8,240	8,725	8,178
04/30/2023	9,421	9,431	9,362	9,120
10/31/2023	10,077	10,096	9,456	9,728
04/30/2024	12,333	12,352	11,450	12,020
10/31/2024	13,707	13,740	13,036	13,985
04/30/2025	13,295	13,334	12,755	13,766
10/31/2025	17,317	17,385	15,749	18,254

Period Ended

7256617

MELRND10-12/25

NYLI U.S. Large Cap R&D Leaders ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	02/08/2022	30.25%	26.33%	15.86%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference2		30.38%	26.53%	15.99%
Russell 3000®IndexFootnote Reference3		23.47%	20.81%	12.95%
Russell 1000® Growth IndexFootnote Reference4		32.61%	30.52%	17.51%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI U.S. Large Cap R&D Leaders Index is the underlying index of the Fund. The NYLI U.S. Large Cap R&D Leaders Index seeks to provide exposure to innovative companies by investing in the equities of US large cap companies that have the highest research and development (“R&D”) spending during the previous year.
Footnote[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote[4]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$10,295,331
Total number of portfolio holdings	106
Portfolio turnover rate	58%

7256617

MELRND10-12/25

NYLI U.S. Large Cap R&D Leaders ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	15.0%
Apple, Inc.	12.7%
Microsoft Corp.	12.4%
Alphabet, Inc., Class A	7.8%
Amazon.com, Inc.	5.2%
Eli Lilly & Co.	4.9%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.2%
Johnson & Johnson	2.7%
Philip Morris International, Inc.	1.4%

*  Excluding short-term investments

Top Industries

Information Technology	57.4%
Communication Services	12.7%
Health Care	10.2%
Consumer Discretionary	5.8%
Industrials	5.1%
Exchange-Traded Funds	4.6%
Consumer Staples	3.5%
Materials	0.8%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MELRND10-12/25

NYLI U.S. Large Cap R&D Leaders ETF | 3

NYLI Global Equity R&D Leaders ETF

WRND/The NASDAQ Stock Market LLC

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Global Equity R&D Leaders ETF	$10	0.18%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Global Equity R&D Leaders ETF - NAV 16,143	NYLI Global Equity R&D Leaders Index16,270	MSCI World® Index (Net)15,205	FTSE All-World Growth® Index16,187
02/08/2022	10,000	10,000	10,000	10,000
04/30/2022	8,965	8,963	9,180	8,962
10/31/2022	7,775	7,768	8,438	8,056
04/30/2023	9,461	9,463	9,472	9,090
10/31/2023	9,553	9,567	9,322	9,244
04/30/2024	11,554	11,580	11,214	11,262
10/31/2024	12,396	12,439	12,461	12,814
04/30/2025	12,494	12,553	12,577	12,605
10/31/2025	16,143	16,270	15,205	16,187

Period Ended

7256617

MEWRND10-12/25

NYLI Global Equity R&D Leaders ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	02/08/2022	29.21%	30.23%	13.70%
NYLI Global Equity R&D Leaders IndexFootnote Reference2		29.61%	30.80%	13.94%
MSCI World® Index (Net)Footnote Reference3		20.90%	22.02%	11.89%
FTSE All-World Growth®IndexFootnote Reference4		28.41%	26.32%	13.79%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The NYLI Global Equity R&D Leaders Index is the underlying index of the Fund. The NYLI Global Equity R&D Leaders Index s seeks to provide exposure to innovative companies by investing in the equities of companies that have the highest research and development (“R&D”) spending around the world.
Footnote[3]	The MSCI World® Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote[4]	The FTSE All-World Growth® Index measures the performance of the investable securities in the developed and emerging large and mid-cap growth segment of the market, which includes companies with higher growth earning potential.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$8,482,829
Total number of portfolio holdings	202
Portfolio turnover rate	68%

7256617

MEWRND10-12/25

NYLI Global Equity R&D Leaders ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	7.3%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., Class A	3.3%
ASML Holding NV	3.3%
SAP SE	2.5%

*  Excluding short-term investments

Top Countries

United States	58.0%
Japan	7.5%
Taiwan	7.2%
Germany	5.9%
Netherlands	3.7%
Sweden	3.4%
United Kingdom	2.4%
Brazil	2.0%
Denmark	1.8%
China	1.7%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEWRND10-12/25

NYLI Global Equity R&D Leaders ETF | 3

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF (QAI)

NYLI Merger Arbitrage ETF (MNA)

NYLI Candriam International Equity ETF (IQSI)

NYLI Candriam U.S. Mid Cap Equity ETF (IQSM)

NYLI Candriam U.S. Large Cap Equity ETF (IQSU)

NYLI FTSE International Equity Currency Neutral ETF (HFXI)

NYLI U.S. Large Cap R&D Leaders ETF (LRND)

NYLI Global Equity R&D Leaders ETF (WRND)

New York Life Investments ETF Trust

Semiannual Report - Financial Statements and Other Information

Unaudited - October 31, 2025

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF

October 31, 2025 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 3.9%
Agriculture Fund — 1.9%
Invesco DB Agriculture Fund*(a)	591,809	$15,606,003
Broad Funds — 1.8%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF(a)	199,554	4,416,130
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	808,809	10,983,626
Total Broad Funds		15,399,756
Silver Fund — 0.2%
abrdn Physical Silver Shares ETF*	32,562	1,504,365
Total Exchange Traded Vehicles
(Cost $30,714,364)		32,510,124
Investment Companies — 96.0%
Bank Loan Fund — 6.3%
Franklin Senior Loan ETF	2,202,848	52,570,967
BRIC Equity Fund — 0.9%
iShares MSCI China ETF	116,249	7,389,949
China Fund — 0.3%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)	63,493	2,097,174
Convertible Bond Funds — 7.2%
iShares Convertible Bond ETF(a)	228,179	23,570,891
State Street SPDR Bloomberg Convertible Securities ETF(a)	392,975	36,609,551
Total Convertible Bond Funds		60,180,442
Derivative Income Fund — 4.1%
JPMorgan Equity Premium Income ETF(a)	607,179	34,536,341
Emerging Markets Funds — 5.4%
Franklin FTSE India ETF	250,957	9,722,074
iShares MSCI Emerging Markets ex China ETF	486,996	35,185,461
Total Emerging Markets Funds		44,907,535
Floating Rate - Investment Grade Funds — 20.7%
iShares Floating Rate Bond ETF(a)	2,592,330	132,390,293
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1,293,795	39,926,514
Total Floating Rate - Investment Grade Funds		172,316,807
International Equity Core Fund — 7.4%
Vanguard FTSE Developed Markets ETF(a)	1,013,708	61,815,914
Managed Futures Funds — 2.8%
iMGP DBi Managed Futures Strategy ETF(a)	468,877	13,302,041
Simplify Managed Futures Strategy ETF(a)	356,357	9,703,601
Total Managed Futures Funds		23,005,642
Merger Arbitrage Funds — 4.1%
AltShares Merger Arbitrage ETF†(a)	307,740	8,934,892
NYLI Merger Arbitrage ETF*†(a)	710,734	25,444,277
Total Merger Arbitrage Funds		34,379,169

	Shares	Value
Investment Companies (continued)
Municipal Bond Funds — 4.7%
iShares National Muni Bond ETF(a)	182,699	$19,636,489
Vanguard Tax-Exempt Bond Index ETF(a)	392,210	19,814,449
Total Municipal Bond Funds		39,450,938
Preferred Fund — 3.2%
Global X U.S. Preferred ETF(a)	1,408,295	27,025,181
U.S. Large Cap Core Funds — 1.1%
Financial Select Sector SPDR Fund	54,085	2,832,431
Materials Select Sector SPDR Fund	70,438	6,034,424
Total U.S. Large Cap Core Funds		8,866,855
U.S. Mid Cap Core Fund — 0.4%
Vanguard Mid-Cap ETF	11,821	3,438,847
U.S. Momentum Fund — 4.2%
iShares MSCI USA Momentum Factor ETF(a)	138,075	35,101,426
U.S. Sector Funds — 2.1%
Communication Services Select Sector SPDR Fund(a)	85,044	9,763,902
iShares Semiconductor ETF(a)	24,599	7,540,823
Total U.S. Sector Funds		17,304,725
U.S. Short Term Treasury Bond Fund — 16.4%
Vanguard Short-Term Treasury ETF	2,314,988	136,237,044
U.S. Small Cap Core Fund — 4.7%
iShares Core S&P Small-Cap ETF(a)	328,681	38,718,622
Total Investment Companies
(Cost $751,133,088)		799,343,578
Short-Term Investment — 12.3%
Money Market Fund — 12.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(b)(c)
(Cost $102,565,166)	102,565,166	102,565,166
Total Investments — 112.2% (Cost $884,412,618)		934,418,868
Other Assets and Liabilities, Net — (12.2)%		(101,550,608)
Net Assets — 100.0%		$832,868,260

*Non-income producing securities.

†Affiliated fund.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $131,344,652; total market value of collateral held by the Fund was $134,698,430. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $32,133,264.

(b)Reflects the 1-day yield at October 31, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2025 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	$334,584	$—
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	86,152	—
abrdn Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	104,920	—
abrdn Physical Silver Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	29,383	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	676,984	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	174,349	—
Communication Services Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	739,721	—
Communication Services Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	190,470	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	214,612	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	55,250	—
Franklin FTSE India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	736,641	—
Franklin FTSE India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	189,710	—
Franklin Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	3,983,283	—
Franklin Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,011,399	—
Global X U.S. Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,047,688	—
Global X U.S. Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	527,303	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	7/02/2026	Monthly	(14,251,323)	—
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(3,585,189)	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,007,901	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	259,557	—
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2026	Monthly	(367,337)	—
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(94,121)	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF - 6.00%	7/02/2026	Monthly	(20,240,828)	—
Invesco CurrencyShares Euro Currency Trust	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(5,092,038)	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 1.17%	7/02/2026	Monthly	1,182,457	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	304,494	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF - 5.99%	7/02/2026	Monthly	(2,234,288)	—
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(567,839)	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	832,223	—

Total Return Swap contracts outstanding at October 31, 2025:

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2025 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	$214,306	$—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2026	Monthly	(1,105,486)	—
iShares 0-5 Year TIPS Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(283,132)	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,785,850	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	459,892	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,933,691	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	744,967	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	10,098,327	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	2,547,065	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 12.92%	7/02/2026	Monthly	(9,231,435)	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(2,322,344)	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	559,988	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	144,240	—
iShares MSCI Emerging Markets ex China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,665,953	—
iShares MSCI Emerging Markets ex China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	676,910	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,659,395	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	675,208	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,487,953	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	383,166	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	571,409	—
iShares Semiconductor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	147,144	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,616,821	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	664,472	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	457,307	—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	117,796	—
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,927,937	—
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	496,474	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	735,265	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	189,330	—

Total Return Swap contracts outstanding at October 31, 2025: (continued)

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2025 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 4.30%	7/02/2026	Monthly	$(8,571,619)	$—
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(3,056,889)	—
State Street SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,773,839	—
State Street SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	704,290	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	3,025,237	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	768,136	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	7/02/2026	Monthly	(1,870,230)	—
Technology Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(478,983)	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 1.04%	7/02/2026	Monthly	(1,401,572)	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(358,903)	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	4,683,752	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,189,293	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	260,655	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	67,200	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2026	Monthly	(1,356,634)	—
Vanguard Short-Term Inflation-Protected Securities ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(347,378)	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	10,391,674	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	2,621,061	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,501,353	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	386,630	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	146,257	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	40,924	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of $316,000 at October 31, 2025.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,396,880 and with Merrill Lynch amounted to $– at October 31, 2025. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e)Reflects the value at reset date of October 31, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

Total Return Swap contracts outstanding at October 31, 2025: (continued)

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$32,510,124	$—	$—	$32,510,124
Investment Companies	799,343,578	—	—	799,343,578
Short-Term Investment:
Money Market Fund	102,565,166	—	—	102,565,166
Total Investments in Securities	934,418,868	—	—	934,418,868
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$934,418,868	$—	$—	$934,418,868
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)For a complete listing of investments and their industries, see the Schedule of Investments.

(g)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

A summary of the Fund’s transactions with any affiliated fund during the period ended October 31, 2025 is as follows:

Affiliated Holdings

	Shares at 04/30/2025	Value ($) at 04/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2025	Value ($) at 10/31/2025
AltShares Merger Arbitrage ETF	254,017	7,150,578	2,213,254	(660,288)	55,209	176,139	—	—	307,740	8,934,892
NYLI Merger Arbitrage ETF	567,378	19,602,910	6,465,410	(1,319,767)	157,809	537,915	—	—	710,734	25,444,277
	821,395	26,753,488	8,678,664	(1,980,055)	213,018	714,054	—	—	1,018,474	34,379,169

For more information on the determination, please refer to Note 6.

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 88.3%
Communication Services — 8.8%
Electronic Arts, Inc.	49,552	$9,913,373
Integral Ad Science Holding Corp.*	348,054	3,553,631
TEGNA, Inc.	361,882	7,118,219
Vimeo, Inc.*	241,802	1,886,056
Total Communication Services		22,471,279
Consumer Discretionary — 4.0%
ODP Corp. (The)*	112,146	3,126,630
Soho House & Co., Inc.*	781,810	6,958,109
Total Consumer Discretionary		10,084,739
Consumer Staples — 7.5%
JDE Peet’s NV	254,423	9,273,636
Welcia Holdings Co., Ltd.	492,114	9,819,600
Total Consumer Staples		19,093,236
Energy — 2.7%
Berry Corp.	275,421	928,169
Vital Energy, Inc.*(a)	374,773	5,887,684
Total Energy		6,815,853
Financials — 4.1%
Cantaloupe, Inc.*	154,543	1,631,974
Just Group PLC	2,157,284	6,023,003
ProAssurance Corp.*	112,427	2,692,627
Total Financials		10,347,604
Health Care — 10.5%
Andlauer Healthcare Group, Inc.	85,783	3,330,547
Bavarian Nordic A/S*(a)	156,648	5,786,936
Cross Country Healthcare, Inc.*	55,595	681,595
CureVac NV*	267,580	1,428,877
Merus NV*	81,829	7,762,299
Premier, Inc., Class A(a)	194,736	5,475,976
STAAR Surgical Co.*	84,107	2,175,848
Total Health Care		26,642,078
Industrials — 20.5%
Air Lease Corp.	127,581	8,147,323
American Woodmark Corp.*	44,548	2,839,044
Chart Industries, Inc.*	44,136	8,810,428
Dayforce, Inc.*	123,921	8,518,329
Fujitec Co., Ltd.	153,969	5,661,838
MRC Global, Inc.*	252,220	3,518,469
Norfolk Southern Corp.	33,957	9,622,735
Steelcase, Inc., Class A	309,293	4,936,316
Total Industrials		52,054,482
Information Technology — 12.2%
CyberArk Software Ltd.*	20,291	10,567,147
Informatica, Inc., Class A*	329,809	8,202,350
PROS Holdings, Inc.*	118,151	2,723,381
Sapiens International Corp. NV	116,219	5,003,228
Verint Systems, Inc.*	228,409	4,632,134
Total Information Technology		31,128,240
Materials — 3.8%
Teck Resources Ltd., Class B	222,973	9,570,001
Real Estate — 7.6%
Anywhere Real Estate, Inc.*	688,162	6,916,028
InterRent Real Estate Investment Trust	568,305	5,426,914
Paramount Group, Inc.*	1,082,478	7,079,406
Total Real Estate		19,422,348

	Shares	Value
Common Stocks (continued)
Utilities — 6.6%
Northwestern Energy Group, Inc.	133,644	$7,974,538
TXNM Energy, Inc.	154,233	8,760,434
Total Utilities		16,734,972
Total Common Stocks
(Cost $222,786,283)		224,364,832
Rights — 0.1%
Health Care — 0.1%
Chinook Therapeutics, Inc.*(b)	435,560	130,668
Epizyme, Inc.*(b)	1,957,185	39,144
Supernus Pharmaceuticals, Inc.*(b)	333,265	19,996
Vigil Neuroscience, Inc.*(b)	55,277	2,764
Total Rights
(Cost $0)		192,572
Short-Term Investments — 10.6%
Money Market Funds — 10.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(c)(d)	599,667	599,667
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(c)	26,292,593	26,292,593
Total Short-Term Investments
(Cost $26,892,260)		26,892,260
Total Investments — 99.0%
(Cost $249,678,543)		251,449,664
Other Assets and Liabilities, Net — 1.0%		2,566,679
Net Assets — 100.0%		$254,016,343

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,988,584; total market value of collateral held by the Fund was $6,053,714. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,454,047.

(b)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(c)Reflects the 1-day yield at October 31, 2025.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

October 31, 2025 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
American Airlines Group, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	5/07/2027	Monthly	$(11,187,917)	$(24)
BioNTech SE	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(1,490,069)	—
Black Hills Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(8,306,539)	—
California Resources Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(926,277)	—
Compass, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(7,618,151)	—
Crescent Energy Co.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(6,021,642)	—
DNOW, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(3,517,769)	—
HNI Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(2,773,926)	—
Masterbrand, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(2,897,221)	—
Palo Alto Networks, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(9,833,276)	—
Tsuruha Holdings, Inc.	Morgan Stanley	1-Day FEDEF - 0.80%	5/11/2027	Monthly	(560,137)	—
Tsuruha Holdings, Inc.	Morgan Stanley	1-Day FEDEF - 0.55%	10/06/2027	Monthly	(9,832,047)	(49,584)
Union Pacific Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	(7,482,443)	—
						$(49,608)

At October 31, 2025, there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)Reflects the value at reset date of October 31, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

Total Return Swap contracts outstanding at October 31, 2025:

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

October 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$224,364,832	$—	$—	$224,364,832
Rights	—	—	192,572(h)	192,572
Short-Term Investments:
Money Market Funds	26,892,260	—	—	26,892,260
Total Investments in Securities	251,257,092	—	192,572	251,449,664
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$251,257,092	$—	$192,572	$251,449,664
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$ —	$(49,608)	$ —	$ (49,608)

(g)For a complete listing of investments and their industries, see the Schedule of Investments.

(h)The Level 3 securities, valued in total at $192,572, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(i)Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.2%
Australia — 8.4%
Ampol Ltd.(a)	4,246	$85,335
ANZ Group Holdings Ltd.	53,138	1,274,939
APA Group	23,018	138,331
ASX Ltd.	3,421	126,423
Atlas Arteria Ltd.	17,352	55,207
Aurizon Holdings Ltd.	31,000	69,609
BlueScope Steel Ltd.	7,778	116,604
Brambles Ltd.	24,250	394,660
CAR Group Ltd.	6,009	140,437
Charter Hall Group	8,269	121,475
Cochlear Ltd.	1,152	216,564
Coles Group Ltd.	23,024	332,353
Commonwealth Bank of Australia	29,733	3,340,931
Computershare Ltd.	9,135	218,697
Dexus	18,867	89,918
EBOS Group Ltd.	3,428	56,732
Evolution Mining Ltd.	35,171	250,049
Goodman Group	35,140	759,837
GPT Group (The)	34,047	119,469
Insurance Australia Group Ltd.	41,966	215,939
Lynas Rare Earths Ltd.*	16,476	164,487
Macquarie Group Ltd.	6,340	907,131
Medibank Pvt Ltd.	48,857	156,083
Mirvac Group	70,000	105,399
National Australia Bank Ltd.	54,324	1,551,271
NEXTDC Ltd.*	11,322	116,813
Northern Star Resources Ltd.	24,249	390,675
Pilbara Minerals Ltd.*(a)	51,975	112,284
Pro Medicus Ltd.	868	149,793
QBE Insurance Group Ltd.	26,765	347,632
Ramsay Health Care Ltd.	3,227	67,813
REA Group Ltd.	855	119,272
Reece Ltd.	5,045	38,609
Scentre Group	92,365	246,100
SEEK Ltd.	6,094	108,114
SGH Ltd.	3,432	108,968
Sigma Healthcare Ltd.	79,036	160,915
Sonic Healthcare Ltd.	8,318	115,225
Stockland	42,562	175,817
Suncorp Group Ltd.	19,205	246,674
Technology One Ltd.	5,152	124,455
Telstra Group Ltd.	201,719	644,432
Transurban Group	55,094	522,256
Vicinity Ltd.	68,275	112,635
Washington H Soul Pattinson & Co., Ltd.(a)	4,184	102,989
Wesfarmers Ltd.	20,045	1,102,289
Westpac Banking Corp.	60,669	1,538,639
WiseTech Global Ltd.	3,204	144,979
Woodside Energy Group Ltd.	33,651	546,336
Woolworths Group Ltd.	21,493	399,741
Worley Ltd.	6,657	62,320
Total Australia		18,813,655
Austria — 0.5%
ANDRITZ AG	1,263	95,629
BAWAG Group AG*	1,333	172,164
CA Immobilien Anlagen AG	523	14,560
Erste Group Bank AG	5,375	556,794
EVN AG	621	18,134

	Shares	Value
Common Stocks (continued)
Austria (continued)
Mondi PLC	7,834	$87,509
Verbund AG	1,173	90,642
voestalpine AG	1,979	70,535
Wienerberger AG	1,910	56,744
Total Austria		1,162,711
Belgium — 0.6%
Ageas SA	3,178	210,546
Azelis Group NV	2,027	23,981
Colruyt Group NV	577	21,578
D’ieteren Group(a)	372	68,054
Elia Group SA(a)	724	87,325
Financiere de Tubize SA	340	82,999
Lotus Bakeries NV(a)	7	61,161
Sofina SA(a)	267	73,468
Solvay SA(a)	1,269	39,048
UCB SA	2,132	547,518
Warehouses De Pauw CVA	3,180	80,821
Total Belgium		1,296,499
Chile — 0.1%
Antofagasta PLC	6,140	225,071
China — 0.3%
Alibaba Health Information Technology Ltd.*	88,825	66,286
BYD Electronic International Co., Ltd.(a)	13,341	62,721
China Gas Holdings Ltd.	47,620	48,954
China Mengniu Dairy Co., Ltd.	52,323	95,191
Chow Tai Fook Jewellery Group Ltd.(a)	30,795	60,305
CSPC Pharmaceutical Group Ltd.	143,340	141,086
Fosun International Ltd.	36,765	23,321
Sino Biopharmaceutical Ltd.	173,554	157,874
Wilmar International Ltd.	31,086	74,762
Total China		730,500
Denmark — 0.7%
Genmab A/S*	1,095	311,089
Novonesis Novozymes B, Class B	6,431	384,893
Orsted A/S*	8,229	147,293
Pandora A/S	1,369	183,590
Tryg A/S	5,922	146,184
Vestas Wind Systems A/S	17,858	364,224
Total Denmark		1,537,273
Finland — 1.5%
Elisa OYJ	2,495	110,121
Huhtamaki OYJ	1,860	62,601
Kesko OYJ, B Shares(a)	4,794	101,258
Kone OYJ, Class B	5,887	393,554
Metso Outotec OYJ(a)	11,379	186,629
Neste OYJ	7,644	158,412
Nokia OYJ	89,499	605,751
Nordea Bank Abp	55,998	957,537
Orion OYJ, Class B	1,908	133,344
Stora Enso OYJ, R Shares(a)	9,834	114,639
UPM-Kymmene OYJ(a)	9,264	248,922
Wartsila OYJ Abp	8,609	281,899
Total Finland		3,354,667

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
France — 5.1%
Air Liquide SA	10,024	$1,942,786
AXA SA	30,527	1,325,867
Bouygues SA	3,470	156,719
Capgemini SE	2,772	427,126
Cie de Saint-Gobain SA	8,017	777,827
Cie Generale des Etablissements Michelin SCA	11,774	376,295
Credit Agricole SA	17,409	314,262
Danone SA	11,242	994,964
Dassault Systemes SE	12,085	343,552
Hermes International SCA	576	1,428,698
Kering SA	1,259	445,823
Legrand SA	4,468	770,967
L’Oreal SA	3,979	1,665,495
Publicis Groupe SA	4,061	406,850
Sartorius Stedim Biotech	493	117,901
Total France		11,495,132
Germany — 8.1%
adidas AG	2,940	555,831
Bayerische Motoren Werke AG	4,895	456,053
Beiersdorf AG	1,678	177,639
Deutsche Boerse AG	3,229	818,058
Deutsche Post AG	17,038	782,678
Deutsche Telekom AG	57,522	1,785,280
E.ON SE	39,278	731,702
Fresenius Medical Care AG	3,720	199,911
Fresenius SE & Co. KGaA	7,302	421,567
Hapag-Lloyd AG	111	15,963
Heidelberg Materials AG	2,253	528,144
Henkel AG & Co. KGaA	1,709	127,721
Infineon Technologies AG	23,115	915,636
Knorr-Bremse AG	1,174	109,216
Mercedes-Benz Group AG	12,297	797,801
Merck KGaA	2,294	300,386
SAP SE	18,236	4,724,227
Siemens AG	13,188	3,737,666
Siemens Healthineers AG	5,251	294,369
Symrise AG	2,356	195,191
Talanx AG	1,068	130,049
Vonovia SE	12,622	379,505
Total Germany		18,184,593
Hong Kong — 2.4%
AIA Group Ltd.	189,261	1,837,284
Cathay Pacific Airways Ltd.	10,646	15,163
Futu Holdings Ltd.	1,039	206,803
Hang Lung Properties Ltd.	30,046	33,439
Hang Seng Bank Ltd.	12,591	245,593
HKT Trust & HKT Ltd.	64,079	93,412
Hong Kong & China Gas Co., Ltd.	192,578	179,143
Hong Kong Exchanges & Clearing Ltd.	21,271	1,159,311
Link REIT	46,053	239,858
MTR Corp., Ltd.(a)	27,886	102,256
Power Assets Holdings Ltd.	24,199	153,684
Prudential PLC	45,845	635,464
Sino Land Co., Ltd.	64,056	79,532
Swire Pacific Ltd., Class A	6,500	53,691
Swire Pacific Ltd., Class B	13,313	19,733
Swire Properties Ltd.	18,571	50,656

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Techtronic Industries Co., Ltd.	24,158	$282,230
Wharf Real Estate Investment Co., Ltd.	27,466	78,099
Total Hong Kong		5,465,351
Ireland — 0.7%
AerCap Holdings NV	3,098	403,483
AIB Group PLC	36,819	339,335
Bank of Ireland Group PLC	17,115	280,213
Kerry Group PLC, Class A	2,626	239,747
Kingspan Group PLC	2,717	203,524
Total Ireland		1,466,302
Israel — 0.5%
Bank Leumi Le-Israel BM	26,455	539,229
Check Point Software Technologies Ltd.*	1,491	291,759
Global-e Online Ltd.*	1,717	62,550
Nice Ltd.*	1,122	152,257
Wix.com Ltd.*	955	138,991
Total Israel		1,184,786
Italy — 2.4%
A2A SpA	27,664	80,655
Banca Mediolanum SpA	3,616	72,662
Banco BPM SpA	19,542	284,311
Enel SpA	136,918	1,386,247
FinecoBank Banca Fineco SpA	10,846	247,991
Generali(a)	15,899	611,994
Infrastrutture Wireless Italiane SpA	6,104	67,106
Intesa Sanpaolo SpA	260,526	1,676,700
Moncler SpA	3,779	226,810
Nexi SpA(a)	9,272	48,864
Prysmian SpA	5,005	518,870
Unipol Gruppo SpA	6,543	143,223
Total Italy		5,365,433
Japan — 27.2%
Advantest Corp.	13,067	1,962,319
Aeon Co., Ltd.	42,342	670,496
Ajinomoto Co., Inc.	15,224	432,148
Alfresa Holdings Corp.	3,078	43,486
Amada Co., Ltd.	5,377	64,326
Asahi Kasei Corp.	21,896	168,070
Asics Corp.	11,187	286,329
Astellas Pharma, Inc.	31,700	332,011
Azbil Corp.	8,176	80,802
Bandai Namco Holdings, Inc.	10,043	313,047
BayCurrent, Inc.	2,293	105,158
Bridgestone Corp.	9,728	427,121
Brother Industries Ltd.	4,477	76,416
Canon, Inc.	15,974	459,659
Capcom Co., Ltd.	5,938	155,489
Central Japan Railway Co.	16,531	404,114
Chugai Pharmaceutical Co., Ltd.	11,350	519,335
Coca-Cola Bottlers Japan Holdings, Inc.	2,305	36,859
CyberAgent, Inc.	7,362	73,450
Dai Nippon Printing Co., Ltd.	7,232	121,093
Daifuku Co., Ltd.	5,843	186,909
Daiichi Sankyo Co., Ltd.	30,534	727,203
Daiwa House Industry Co., Ltd.	10,163	345,221
Daiwa House REIT Investment Corp.	76	65,514
Daiwa Securities Group, Inc.	23,216	179,257

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Denso Corp.	29,353	$411,843
Dentsu Group, Inc.	3,493	69,019
Disco Corp.	1,583	530,321
East Japan Railway Co.	17,508	426,861
Ebara Corp.	8,196	219,777
Eisai Co., Ltd.	4,552	135,034
ENEOS Holdings, Inc.	47,125	297,577
FANUC Corp.	16,349	520,965
Fast Retailing Co., Ltd.	3,110	1,143,829
Food & Life Cos. Ltd.	1,907	93,026
FUJIFILM Holdings Corp.	20,642	479,688
Fujitsu Ltd.	31,968	836,474
Fukuoka Financial Group, Inc.	3,277	95,403
GLP J-Reit	81	73,452
Hakuhodo DY Holdings, Inc.	3,889	28,147
Hamamatsu Photonics K.K.	5,237	58,827
Hankyu Hanshin Holdings, Inc.	4,169	111,927
Haseko Corp.	4,531	73,235
Hirose Electric Co., Ltd.	512	68,796
Hitachi Construction Machinery Co., Ltd.	1,591	51,958
Hitachi Ltd.	77,602	2,678,832
Honda Motor Co., Ltd.	81,978	830,130
Hoya Corp.	5,958	970,150
Hulic Co., Ltd.	9,819	101,342
Ibiden Co., Ltd.	2,193	208,047
Isetan Mitsukoshi Holdings Ltd.	5,789	91,107
Isuzu Motors Ltd.	9,877	121,495
ITOCHU Corp.	22,137	1,283,344
J Front Retailing Co., Ltd.	4,436	66,862
Japan Exchange Group, Inc.	18,272	205,131
Japan Metropolitan Fund Invest	127	98,184
Japan Post Bank Co., Ltd.	24,085	270,156
Japan Post Holdings Co., Ltd.	30,642	287,713
Japan Post Insurance Co., Ltd.	3,150	81,625
Japan Real Estate Investment Corp.	125	103,129
JFE Holdings, Inc.	10,485	120,364
Kajima Corp.	7,652	247,161
Kansai Paint Co., Ltd.	2,611	41,931
Kao Corp.	8,019	339,385
Kawasaki Kisen Kaisha Ltd.(a)	6,452	92,683
KDDI Corp.	51,503	822,918
Keio Corp.	1,828	43,394
Keisei Electric Railway Co., Ltd.	7,758	61,840
Kewpie Corp.	1,834	50,858
Keyence Corp.	3,264	1,215,512
Kikkoman Corp.	13,194	105,000
Kintetsu Group Holdings Co., Ltd.	3,361	63,738
Koito Manufacturing Co., Ltd.	3,640	54,427
Kokusai Electric Corp.	2,495	91,861
Kose Corp.	604	23,167
Kubota Corp.	16,732	217,275
Kuraray Co., Ltd.	5,192	56,367
Kurita Water Industries Ltd.	1,991	75,709
Kyocera Corp.	23,620	314,310
Kyowa Kirin Co., Ltd.	4,184	64,693
Kyushu Railway Co.	2,488	63,098
Lasertec Corp.	1,390	256,336
Lixil Corp.	4,952	54,967
Marubeni Corp.	25,777	635,829

	Shares	Value
Common Stocks (continued)
Japan (continued)
Marui Group Co., Ltd.	2,809	$53,899
MatsukiyoCocokara & Co.	5,925	107,400
Mebuki Financial Group, Inc.	16,273	101,607
MEIJI Holdings Co., Ltd.	4,278	82,280
MINEBEA MITSUMI, Inc.	5,905	117,138
MISUMI Group, Inc.	5,042	78,941
Mitsubishi Chemical Group Corp.	23,058	120,652
Mitsubishi Estate Co., Ltd.	20,472	433,745
Mitsui Chemicals, Inc.	3,165	74,926
Mitsui Fudosan Co., Ltd.	48,398	503,128
Mitsui OSK Lines Ltd.(a)	6,005	178,643
Mizuho Financial Group, Inc.	44,320	1,481,313
MonotaRO Co., Ltd.	4,388	61,310
MS&AD Insurance Group Holdings, Inc.	23,073	477,171
Murata Manufacturing Co., Ltd.	29,753	655,105
NEC Corp.	22,036	803,598
NGK Insulators Ltd.	4,184	70,777
Nichirei Corp.	3,785	44,765
Nikon Corp.	4,745	55,503
Nintendo Co., Ltd.	20,506	1,736,398
Nippon Building Fund, Inc.	149	137,534
Nippon Prologis REIT, Inc.	128	74,446
Nippon Sanso Holdings Corp.	3,312	110,246
Nippon Steel Corp.	89,074	367,906
Nippon Yusen K.K.	7,352	254,412
Nissan Chemical Corp.	2,270	76,873
Nisshin Seifun Group, Inc.	4,356	49,242
Nissin Foods Holdings Co., Ltd.	3,121	56,300
Niterra Co., Ltd.	2,794	115,021
Nitto Denko Corp.	12,361	309,236
Nomura Holdings, Inc.	53,500	382,701
Nomura Real Estate Holdings, Inc.	9,203	52,510
Nomura Real Estate Master Fund, Inc.	71	75,768
Nomura Research Institute Ltd.	7,080	277,124
Obayashi Corp.	11,640	197,356
Odakyu Electric Railway Co., Ltd.	5,638	59,654
Oji Holdings Corp.	14,167	71,582
Omron Corp.(a)	3,133	87,652
Ono Pharmaceutical Co., Ltd.	7,007	85,350
Open House Group Co., Ltd.	1,334	64,243
Oriental Land Co., Ltd.	19,352	391,927
ORIX Corp.	20,167	492,213
Osaka Gas Co., Ltd.	6,380	200,774
Otsuka Holdings Co., Ltd.	7,806	424,312
Panasonic Holdings Corp.	39,417	460,170
Persol Holdings Co., Ltd.	32,088	53,301
Rakuten Bank Ltd.*	1,571	86,527
Rakuten Group, Inc.*	25,498	167,085
Recruit Holdings Co., Ltd.	26,019	1,301,837
Renesas Electronics Corp.	28,926	358,817
Resona Holdings, Inc.	38,329	371,584
Resonac Holdings Corp.	3,139	123,050
Ricoh Co., Ltd.	9,283	79,781
Rohm Co., Ltd.	5,938	95,475
Ryohin Keikaku Co., Ltd.	9,135	187,912
Santen Pharmaceutical Co., Ltd.	5,610	54,951
Sanwa Holdings Corp.	3,308	90,401
SCREEN Holdings Co., Ltd.	1,489	141,936
SCSK Corp.	2,544	93,649

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Secom Co., Ltd.	7,371	$249,424
Seibu Holdings, Inc.	3,956	139,207
Seiko Epson Corp.	4,758	60,427
Sekisui Chemical Co., Ltd.	6,516	113,143
Sekisui House Ltd.	10,598	227,776
SG Holdings Co., Ltd.	4,867	44,751
Sharp Corp.*	4,931	27,447
Shimadzu Corp.	4,156	111,956
Shimano, Inc.	1,350	142,006
Shimizu Corp.	9,521	128,148
Shin-Etsu Chemical Co., Ltd.	29,713	897,822
Shionogi & Co., Ltd.	13,479	225,736
Shiseido Co., Ltd.	6,949	117,279
SMC Corp.	1,003	342,266
Sojitz Corp.	3,983	105,900
Sompo Holdings, Inc.	16,062	490,863
Sony Financial Group, Inc.*	107,188	108,124
Sony Group Corp.	107,188	3,014,108
Square Enix Holdings Co., Ltd.	4,704	91,176
Stanley Electric Co., Ltd.	1,984	39,086
Subaru Corp.	10,078	214,768
Sugi Holdings Co., Ltd.	1,820	39,317
Sumitomo Chemical Co., Ltd.	25,462	74,970
Sumitomo Electric Industries Ltd.	12,941	474,614
Sumitomo Forestry Co., Ltd.	8,851	92,357
Sumitomo Heavy Industries Ltd.	2,034	54,542
Sumitomo Metal Mining Co., Ltd.	4,595	151,432
Sumitomo Mitsui Financial Group, Inc.	68,347	1,846,928
Sumitomo Mitsui Trust Group, Inc.	11,563	317,569
Sumitomo Rubber Industries Ltd.	3,113	36,555
Suntory Beverage & Food Ltd.	2,216	67,060
Sysmex Corp.	8,452	94,749
T&D Holdings, Inc.	9,144	197,119
Taisei Corp.	2,857	208,357
TDK Corp.	33,644	583,755
Terumo Corp.	23,829	385,382
TIS, Inc.	3,867	133,414
Tobu Railway Co., Ltd.	3,415	55,053
Tokyo Century Corp.	2,922	34,558
Tokyo Electron Ltd.	8,058	1,787,819
Tokyo Gas Co., Ltd.	5,698	199,803
Tokyu Corp.	8,788	97,889
Tokyu Fudosan Holdings Corp.	10,565	84,970
TOPPAN Holdings, Inc.	4,424	108,550
Tosoh Corp.	5,305	75,759
TOTO Ltd.	2,708	68,959
Toyota Motor Corp.	187,794	3,825,241
Trend Micro, Inc.	2,208	112,983
Tsuruha Holdings, Inc.	2,808	48,794
Unicharm Corp.	19,922	123,304
United Urban Investment Corp.	53	64,162
USS Co., Ltd.	6,113	67,536
West Japan Railway Co.	7,626	156,475
Yakult Honsha Co., Ltd.	4,726	70,665
Yamada Holdings Co., Ltd.	11,546	34,731
Yamaha Corp.	6,357	40,229
Yamaha Motor Co., Ltd.	15,422	111,619
Yamato Holdings Co., Ltd.	4,800	70,167
Yaskawa Electric Corp.	4,088	112,645

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yokogawa Electric Corp.	3,985	$119,585
Yokohama Financial Group, Inc.	19,340	140,730
Yokohama Rubber Co., Ltd. (The)	2,289	82,107
Zensho Holdings Co., Ltd.	1,638	102,126
ZOZO, Inc.	7,011	60,687
Total Japan		61,297,897
Luxembourg — 0.1%
CVC Capital Partners PLC	11,468	191,795
Mexico — 0.1%
Fresnillo PLC	3,267	95,376
Netherlands — 6.1%
Adyen NV*	492	845,327
Argenx SE*	1,083	886,436
ASM International NV	814	528,010
ASML Holding NV	6,867	7,276,769
ING Groep NV	53,258	1,335,138
Koninklijke Ahold Delhaize NV	16,094	659,624
Koninklijke KPN NV	57,866	268,358
NXP Semiconductors NV	4,478	936,439
Universal Music Group NV	16,689	448,238
Wolters Kluwer NV	4,184	513,100
Total Netherlands		13,697,439
New Zealand — 0.4%
a2 Milk Co., Ltd. (The)	12,060	74,587
Auckland International Airport Ltd.	29,960	139,311
Contact Energy Ltd.	14,006	74,751
Infratil Ltd.	16,053	113,622
Mercury NZ Ltd.	11,709	43,450
Meridian Energy Ltd.	22,719	77,019
Spark New Zealand Ltd.	32,478	45,566
Xero Ltd.*	2,841	269,681
Total New Zealand		837,987
Norway — 0.7%
Aker ASA, A Shares	370	28,782
DNB Bank ASA	14,533	371,048
Gjensidige Forsikring ASA	3,212	86,547
Leroy Seafood Group ASA	4,783	22,532
Nordic Semiconductor ASA*	2,940	42,718
Norsk Hydro ASA	22,477	152,277
Orkla ASA	13,209	134,088
Protector Forsikring ASA	950	42,866
SpareBank 1 SMN	2,188	40,283
SpareBank 1 SOR-Norge ASA	3,674	63,261
Sparebanken Norge	2,550	44,487
Storebrand ASA	7,108	110,376
Telenor ASA	11,179	166,410
TOMRA Systems ASA	4,149	50,853
Var Energi ASA	15,698	52,880
Vend Marketplaces ASA, Class B	2,767	95,452
Wallenius Wilhelmsen ASA	1,804	14,132
Total Norway		1,518,992
Poland — 0.7%
Allegro.eu SA*	10,171	95,095
Bank Polska Kasa Opieki SA	3,131	160,750
Budimex SA	223	35,450
CD Projekt SA	1,223	84,119

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Poland (continued)
Dino Polska SA*	8,535	$101,934
InPost SA*(a)	4,275	53,882
KGHM Polska Miedz SA*	2,436	127,972
LPP SA	20	97,182
mBank SA*	235	62,488
ORLEN SA	10,325	279,978
Powszechna Kasa Oszczednosci Bank Polski SA	15,222	312,278
Powszechny Zaklad Ubezpieczen SA	10,088	161,463
Santander Bank Polska SA	687	90,706
Total Poland		1,663,297
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	130,306	115,086
EDP SA	52,592	261,624
Jeronimo Martins SGPS SA	4,884	125,933
Total Portugal		502,643
Singapore — 1.9%
CapitaLand Ascendas REIT	66,802	144,748
CapitaLand Integrated Commercial Trust	101,306	184,483
Capitaland Investment Ltd.	40,610	82,378
City Developments Ltd.	6,942	38,565
DBS Group Holdings Ltd.	35,721	1,480,221
Mapletree Logistics Trust	60,250	62,035
Mapletree Pan Asia Commercial Trust	40,929	45,286
Oversea-Chinese Banking Corp., Ltd.	56,993	745,776
Singapore Exchange Ltd.	14,519	188,871
Singapore Telecommunications Ltd.	126,775	413,995
STMicroelectronics NV	11,447	281,947
United Overseas Bank Ltd.	22,686	604,344
UOL Group Ltd.	9,345	57,085
Total Singapore		4,329,734
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	3,052	250,811
Amadeus IT Group SA	7,976	610,536
Banco Bilbao Vizcaya Argentaria SA(a)	101,243	2,037,363
CaixaBank SA(a)	61,247	647,674
Cellnex Telecom SA*	10,212	318,595
Iberdrola SA	98,126	1,989,362
Naturgy Energy Group SA	1,868	56,661
Red Electrica Corp. SA	7,170	129,183
Telefonica SA(a)	70,138	355,142
Total Spain		6,395,327
Sweden — 2.5%
AAK AB	3,123	87,316
AddTech AB, B Shares	4,237	143,726
Alfa Laval AB	5,003	239,280
Atlas Copco AB, A Shares(a)	44,929	758,007
Atlas Copco AB, B Shares(a)	26,694	401,430
Avanza Bank Holding AB(a)	2,120	82,053
Axfood AB(a)	1,926	52,550
Beijer Ref AB(a)	6,653	105,551
Boliden AB*	4,951	223,753
Castellum AB(a)	6,203	70,476
Embracer Group AB*	2,445	25,551
EQT AB(a)	9,126	316,874

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Essity AB, Class B	10,577	$290,707
H & M Hennes & Mauritz AB, B Shares(a)	9,730	184,811
Hexagon AB, B Shares	36,578	449,109
Holmen AB, B Shares(a)	1,333	50,441
Husqvarna AB, B Shares(a)	6,869	32,780
Indutrade AB	4,759	127,341
Investment AB Latour, B Shares	2,405	61,541
Nibe Industrier AB, B Shares(a)	26,235	102,563
Nordnet AB publ	2,487	72,049
Sandvik AB	18,572	564,448
Sectra AB, B Shares	2,335	74,238
Securitas AB, B Shares	8,942	132,069
Skanska AB, B Shares	5,879	160,778
SSAB AB, A Shares	3,809	24,212
SSAB AB, B Shares(a)	10,242	63,766
Svenska Cellulosa AB SCA, Class B(a)	10,631	141,952
Sweco AB, B Shares	3,228	58,354
Swedish Orphan Biovitrum AB*	3,300	113,749
Tele2 AB, B Shares(a)	9,621	152,487
Telia Co. AB(a)	40,005	157,112
Thule Group AB	1,923	49,511
Volvo Car AB, Class B*(a)	8,259	28,686
Total Sweden		5,599,271
Switzerland — 4.0%
ABB Ltd.	28,221	2,097,371
Chocoladefabriken Lindt & Spruengli AG	17	261,962
DSM-Firmenich AG	4,430	361,497
Geberit AG	576	421,192
Givaudan SA	165	677,882
Kuehne + Nagel International AG	910	174,575
Lonza Group AG	1,247	860,900
Partners Group Holding AG	384	469,937
SGS SA	2,953	333,355
Sika AG	2,698	528,341
Straumann Holding AG	1,890	237,795
Swiss Life Holding AG	504	547,729
Swisscom AG(a)	452	331,926
Zurich Insurance Group AG	2,584	1,799,385
Total Switzerland		9,103,847
United Kingdom — 10.2%
Admiral Group PLC	4,170	179,484
Ashtead Group PLC	7,572	504,787
Associated British Foods PLC	5,274	159,027
AstraZeneca PLC	26,698	4,374,134
Auto Trader Group PLC	15,334	157,224
Aviva PLC	54,258	476,625
Barratt Redrow PLC	23,797	117,653
BT Group PLC	106,711	260,426
Bunzl PLC	5,782	175,636
Coca-Cola Europacific Partners PLC	3,658	324,940
Compass Group PLC	30,127	997,874
Convatec Group PLC	29,391	94,299
Croda International PLC	2,298	87,165
DCC PLC(a)	1,747	114,995
Halma PLC	6,684	311,403
Hikma Pharmaceuticals PLC	2,817	68,064
ICG PLC	5,133	130,227

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Informa PLC	23,172	$294,643
InterContinental Hotels Group PLC	2,564	309,653
Intertek Group PLC	2,786	185,399
J Sainsbury PLC	30,614	137,399
JD Sports Fashion PLC	42,851	52,460
Kingfisher PLC	31,224	126,681
Land Securities Group PLC	13,244	108,145
Legal & General Group PLC	101,459	316,993
London Stock Exchange Group PLC	8,420	1,049,402
M&G PLC	42,664	147,591
National Grid PLC	87,358	1,308,442
NatWest Group PLC	138,453	1,062,336
Next PLC	2,023	380,083
Pearson PLC	11,127	154,964
Phoenix Group Holdings PLC	13,312	117,883
Reckitt Benckiser Group PLC	12,014	918,034
RELX PLC	32,597	1,437,725
Rentokil Initial PLC	44,780	248,104
Rightmove PLC	13,731	120,511
Sage Group PLC (The)	17,124	258,619
Schroders PLC	14,154	70,554
Segro PLC	21,988	201,472
Smith & Nephew PLC	15,544	286,937
Spirax Group PLC	1,308	121,929
SSE PLC	19,616	493,802
Taylor Wimpey PLC	62,927	86,976
Tesco PLC	116,637	704,003
Unilever PLC	43,065	2,596,506
United Utilities Group PLC	12,103	190,898
Vodafone Group PLC	348,315	421,665
Weir Group PLC (The)	4,604	179,050
Whitbread PLC	3,106	118,222
Wise PLC, Class A*	12,021	152,647
WPP PLC	19,118	72,215
Total United Kingdom		22,965,906
United States — 11.0%
Alcon AG	8,725	649,959
AP Moller - Maersk A/S, Class A	47	97,058
AP Moller - Maersk A/S, Class B(a)	77	158,950
CSL Ltd.	8,586	1,003,320
CyberArk Software Ltd.*	843	439,017
Experian PLC	16,292	759,246
GSK PLC	72,760	1,702,086
Haleon PLC	159,486	741,985
James Hardie Industries PLC*	10,221	215,523
Monday.com Ltd.*	700	143,668
Nestle SA	45,840	4,390,133
Novartis AG	33,838	4,184,489
Roche Holding AG	12,515	4,036,292
Roche Holding AG, Bearer	509	172,340
Sanofi SA	19,564	1,978,078
Schneider Electric SE	9,623	2,733,403
Stellantis NV	34,724	351,809
Swiss Re AG	5,184	946,714
Tenaris SA	5,944	118,585
Total United States		24,822,655
Total Common Stocks
(Cost $187,564,731)		223,304,139

	Shares	Value
Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG, 5.76%	991	$85,843
Henkel AG & Co. KGaA, 2.90%	2,925	237,201
Sartorius AG, 0.31%	438	120,369
Total Preferred Stocks
(Cost $463,405)		443,413
Right — 0.0%(b)
Norway — 0.0%(b)
Vend Marketplaces ASA*
(Cost $0)	1,157	2,484
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(c)(d)	1,173,212	1,173,212
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(c)	242,480	242,480
Total Short-Term Investments
(Cost $1,415,692)		1,415,692
Total Investments — 100.0%
(Cost $189,443,828)		225,165,728
Other Assets and Liabilities, Net — 0.0%(b)		52,356
Net Assets — 100.0%		$225,218,084

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,864,644; total market value of collateral held by the Fund was $7,258,899. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,085,687.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2025.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

October 31, 2025 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.5%	5/06/2026	Monthly	$1,460,092	$—

At October 31, 2025, there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)Reflects the value at reset date of October 31, 2025.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$223,304,139	$—	$—	$223,304,139
Preferred Stocks	443,413	—	—	443,413
Right	2,484	—	—	2,484
Short-Term Investments:
Money Market Funds	1,415,692	—	—	1,415,692
Total Investments in Securities	225,165,728	—	—	225,165,728
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)For a complete listing of investments and their countries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Total Return Swap contracts outstanding at October 31, 2025:

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 2.1%
Frontier Communications Parent, Inc.*	22,906	$864,931
Interpublic Group of Cos., Inc. (The)	36,746	942,902
New York Times Co. (The), Class A	14,918	850,177
News Corp., Class A	37,342	989,563
News Corp., Class B	10,103	307,838
Sirius XM Holdings, Inc.(a)	19,014	412,414
Total Communication Services		4,367,825
Consumer Discretionary — 14.0%
Aramark	24,588	931,393
Autoliv, Inc.	6,744	787,699
AutoNation, Inc.*	2,722	544,046
BorgWarner, Inc.	21,603	928,065
Bright Horizons Family Solutions, Inc.*	5,614	613,217
Burlington Stores, Inc.*	6,240	1,707,202
CarMax, Inc.*	14,597	611,760
Cava Group, Inc.*	9,831	528,220
Choice Hotels International, Inc.	2,714	252,294
Crocs, Inc.*	5,416	442,433
Dick’s Sporting Goods, Inc.	5,416	1,199,373
Duolingo, Inc.*	3,855	1,043,317
Five Below, Inc.*	5,375	845,326
Floor & Decor Holdings, Inc., Class A*	10,503	656,227
Gap, Inc. (The)	19,855	453,687
H&R Block, Inc.	13,091	651,146
Hasbro, Inc.	12,820	978,294
Hyatt Hotels Corp., Class A	4,008	550,739
Levi Strauss & Co., Class A	9,700	196,716
Lithia Motors, Inc.	2,554	802,160
LKQ Corp.	24,232	774,455
Lucid Group, Inc.*(a)	11,848	210,302
Mohawk Industries, Inc.*	5,125	582,405
Norwegian Cruise Line Holdings Ltd.*	44,032	987,198
Ollie’s Bargain Outlet Holdings, Inc.*	6,054	731,384
Planet Fitness, Inc., Class A*	8,280	750,913
Pool Corp.	3,699	987,855
Ralph Lauren Corp.	3,713	1,186,898
Rivian Automotive, Inc., Class A*(a)	76,100	1,032,677
Service Corp. International	13,449	1,123,126
Tapestry, Inc.	20,576	2,259,656
TopBuild Corp.*	2,820	1,191,394
Vail Resorts, Inc.(a)	3,564	528,648
Wingstop, Inc.	2,745	594,649
Wyndham Hotels & Resorts, Inc.	7,411	544,190
Yum China Holdings, Inc.	35,798	1,548,622
Total Consumer Discretionary		29,757,686
Consumer Staples — 4.2%
BellRing Brands, Inc.*	12,483	376,113
BJ’s Wholesale Club Holdings, Inc.*	12,976	1,145,262
Conagra Brands, Inc.	47,031	808,463
Ingredion, Inc.	6,346	732,392
J M Smucker Co. (The)	10,251	1,061,491
Lamb Weston Holdings, Inc.	14,041	866,751
Post Holdings, Inc.*	4,892	508,425
Primo Brands Corp.	25,076	550,920
Sprouts Farmers Market, Inc.*	9,620	759,595
The Campbell’s Co.	18,902	569,517
US Foods Holding Corp.*	21,900	1,590,378
Total Consumer Staples		8,969,307

	Shares	Value
Common Stocks (continued)
Energy — 2.0%
Antero Midstream Corp.	33,440	$576,840
DT Midstream, Inc.	10,039	1,099,170
HF Sinclair Corp.	15,208	784,733
TechnipFMC PLC	41,264	1,706,266
Total Energy		4,167,009
Financials — 12.0%
AGNC Investment Corp.	100,749	1,007,490
Ally Financial, Inc.	27,322	1,064,738
Annaly Capital Management, Inc.	59,885	1,267,765
Assurant, Inc.	5,005	1,059,659
Axis Capital Holdings Ltd.	7,497	702,169
Comerica, Inc.	12,971	992,282
Corebridge Financial, Inc.	36,657	1,193,552
Credit Acceptance Corp.*(a)	550	246,037
Equitable Holdings, Inc.	29,973	1,480,666
Franklin Resources, Inc.	31,156	704,437
Globe Life, Inc.	8,135	1,069,834
Jack Henry & Associates, Inc.	7,179	1,069,240
Jackson Financial, Inc., Class A	6,981	703,755
Kinsale Capital Group, Inc.(a)	2,185	872,842
MarketAxess Holdings, Inc.	3,641	582,778
Old Republic International Corp.	22,677	894,834
OneMain Holdings, Inc.	11,737	694,713
Popular, Inc.	6,631	739,158
Primerica, Inc.	3,258	846,657
Reinsurance Group of America, Inc.	6,517	1,189,092
RenaissanceRe Holdings Ltd.	4,767	1,211,247
RLI Corp.	8,236	485,595
SEI Investments Co.	9,340	752,897
Synovus Financial Corp.	13,688	611,032
Unum Group	15,710	1,153,428
Upstart Holdings, Inc.*(a)	8,256	392,325
Voya Financial, Inc.	9,516	708,561
Webster Financial Corp.	16,839	960,497
Zions Bancorp NA	14,286	744,443
Total Financials		25,401,723
Health Care — 13.6%
Avantor, Inc.*	65,088	769,340
BioMarin Pharmaceutical, Inc.*	18,736	1,003,688
Bio-Techne Corp.	15,379	962,264
Bridgebio Pharma, Inc.*(a)	11,946	748,297
Charles River Laboratories International, Inc.*	4,821	868,117
Chemed Corp.	1,429	616,328
DaVita, Inc.*	3,945	469,534
Encompass Health Corp.	9,853	1,121,764
Ensign Group, Inc. (The)	5,485	987,849
Exact Sciences Corp.*	18,509	1,197,347
Exelixis, Inc.*	23,778	919,495
Glaukos Corp.*	5,480	482,624
Halozyme Therapeutics, Inc.*	12,068	786,713
Henry Schein, Inc.*	10,827	684,266
Hims & Hers Health, Inc.*(a)	18,334	833,464
Insmed, Inc.*	18,577	3,522,199
Jazz Pharmaceuticals PLC*	5,826	801,891
Madrigal Pharmaceuticals, Inc.*	1,568	656,835
Medpace Holdings, Inc.*	2,262	1,323,066
Moderna, Inc.*(a)	33,269	903,586
Neurocrine Biosciences, Inc.*	9,704	1,389,710

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
QIAGEN NV	21,439	$1,004,417
Repligen Corp.*	5,183	772,578
Revolution Medicines, Inc.*	17,419	1,024,934
Revvity, Inc.	11,654	1,090,698
Roivant Sciences Ltd.*	35,719	714,023
Summit Therapeutics, Inc.*(a)	10,747	203,226
United Therapeutics Corp.*	4,103	1,827,599
Viatris, Inc.	116,023	1,201,998
Total Health Care		28,887,850
Industrials — 22.3%
A O Smith Corp.	11,417	753,408
Acuity, Inc.	3,028	1,105,371
Advanced Drainage Systems, Inc.	6,589	922,790
AECOM	13,059	1,754,477
AGCO Corp.	6,164	635,878
Alaska Air Group, Inc.*	12,091	504,557
API Group Corp.*	30,209	1,112,295
Applied Industrial Technologies, Inc.	3,725	957,660
Armstrong World Industries, Inc.	4,256	810,470
Casella Waste Systems, Inc., Class A*	6,139	543,731
CH Robinson Worldwide, Inc.	11,645	1,793,214
Chart Industries, Inc.*	4,502	898,689
Comfort Systems USA, Inc.	3,448	3,329,320
Core & Main, Inc., Class A*	10,149	529,575
Crane Co.	4,831	917,890
Dayforce, Inc.*	15,148	1,041,274
Donaldson Co., Inc.	11,481	967,274
Dycom Industries, Inc.*	2,767	796,315
ExlService Holdings, Inc.*	15,433	603,430
Flowserve Corp.	12,889	879,674
FTI Consulting, Inc.*	3,343	551,628
Genpact Ltd.	15,740	600,481
Graco, Inc.	16,407	1,341,600
ITT, Inc.	7,762	1,436,513
Kirby Corp.*	5,515	570,692
Knight-Swift Transportation Holdings, Inc.	15,633	705,361
Lincoln Electric Holdings, Inc.	5,435	1,274,236
Masco Corp.	20,660	1,337,942
MasTec, Inc.*	6,244	1,274,775
MSA Safety, Inc.	3,648	572,845
NEXTracker, Inc., Class A*	13,266	1,342,785
nVent Electric PLC	16,207	1,853,271
Owens Corning	8,377	1,066,476
Paycom Software, Inc.	5,075	949,482
Paylocity Holding Corp.*	4,259	601,669
Regal Rexnord Corp.	6,542	921,702
Ryder System, Inc.	4,013	679,120
Simpson Manufacturing Co., Inc.	4,119	727,004
SPX Technologies, Inc.*	4,435	992,952
Sterling Infrastructure, Inc.*(a)	2,905	1,097,800
Tetra Tech, Inc.	25,951	829,913
Toro Co. (The)	9,737	727,646
Trex Co., Inc.*	10,566	510,549
UFP Industries, Inc.	5,793	533,709
UL Solutions, Inc., Class A	6,110	475,786
Watts Water Technologies, Inc., Class A	2,689	733,021
WESCO International, Inc.	4,389	1,139,077
XPO, Inc.*	11,462	1,649,038
Total Industrials		47,354,365

	Shares	Value
Common Stocks (continued)
Information Technology — 16.7%
Akamai Technologies, Inc.*	14,204	$1,066,720
Appfolio, Inc., Class A*	2,189	556,947
Arrow Electronics, Inc.*	5,107	569,686
Badger Meter, Inc.	2,899	523,125
CCC Intelligent Solutions Holdings, Inc.*	49,455	431,248
Ciena Corp.*	13,897	2,639,318
Commvault Systems, Inc.*	4,373	608,809
Confluent, Inc., Class A*	26,607	621,806
Credo Technology Group Holding Ltd.*	14,305	2,683,904
Docusign, Inc.*	19,792	1,447,587
Dolby Laboratories, Inc., Class A	6,039	400,506
Dynatrace, Inc.*	29,124	1,472,801
Elastic NV*	8,685	774,876
Enphase Energy, Inc.*	12,555	383,053
EPAM Systems, Inc.*	5,439	889,494
F5, Inc.*	5,661	1,432,516
Fabrinet*	3,533	1,556,534
Gen Digital, Inc.	54,086	1,425,707
Gitlab, Inc., Class A*	12,995	633,506
Guidewire Software, Inc.*	7,838	1,831,270
Informatica, Inc., Class A*	10,999	273,545
Kyndryl Holdings, Inc.*	22,811	659,694
Lattice Semiconductor Corp.*	13,458	981,896
Manhattan Associates, Inc.*	5,965	1,086,048
MKS, Inc.	6,157	884,822
Nutanix, Inc., Class A*	24,759	1,763,831
Pegasystems, Inc.	8,022	510,600
Procore Technologies, Inc.*	8,372	618,021
Skyworks Solutions, Inc.	14,836	1,153,054
TD SYNNEX Corp.	7,199	1,126,572
Twilio, Inc., Class A*	14,274	1,925,277
UiPath, Inc., Class A*	40,112	636,176
Unity Software, Inc.*	31,003	1,175,014
Universal Display Corp.	4,353	641,110
Total Information Technology		35,385,073
Materials — 3.3%
Albemarle Corp.	11,617	1,141,138
Alcoa Corp.	25,428	935,496
Axalta Coating Systems Ltd.*	21,579	614,354
Crown Holdings, Inc.	11,435	1,111,254
Graphic Packaging Holding Co.	29,488	471,513
Louisiana-Pacific Corp.	6,218	541,650
Mosaic Co. (The)	31,196	856,330
RPM International, Inc.	12,540	1,370,371
Total Materials		7,042,106
Real Estate — 9.0%
American Homes 4 Rent, Class A	33,826	1,068,901
Brixmor Property Group, Inc.	30,096	787,311
BXP, Inc.	14,398	1,024,994
Camden Property Trust	10,458	1,040,362
CubeSmart	22,419	844,524
Equity LifeStyle Properties, Inc.	18,117	1,106,043
Federal Realty Investment Trust	7,698	740,471
Healthcare Realty Trust, Inc.	34,581	612,775
Host Hotels & Resorts, Inc.	67,897	1,087,710
Jones Lang LaSalle, Inc.*	4,676	1,426,601
Kilroy Realty Corp.	11,630	491,367
Kimco Realty Corp.	65,360	1,350,338

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Regency Centers Corp.	16,121	$1,111,543
Rexford Industrial Realty, Inc.	23,416	967,549
STAG Industrial, Inc.	18,442	705,775
UDR, Inc.	30,287	1,020,369
Vornado Realty Trust	15,632	593,078
WP Carey, Inc.	21,582	1,424,412
Zillow Group, Inc., Class A*	4,930	352,643
Zillow Group, Inc., Class C*	17,118	1,283,508
Total Real Estate		19,040,274
Utilities — 0.8%
Brookfield Renewable Corp.	14,336	620,175
Essential Utilities, Inc.	25,551	997,256
Total Utilities		1,617,431
Total Common Stocks
(Cost $187,569,943)		211,990,649
Short-Term Investments — 0.2%
Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(b)(c)	393,775	393,775
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(b)	97,147	97,147
Total Short-Term Investments
(Cost $490,922)		490,922
Total Investments — 100.2%
(Cost $188,060,865)		212,481,571
Other Assets and Liabilities, Net — (0.2)%		(329,060)
Net Assets — 100.0%		$212,152,511

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,080,690; total market value of collateral held by the Fund was $7,249,966. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,856,191.

(b)Reflects the 1-day yield at October 31, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

October 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$211,990,649	$—	$—	$211,990,649
Short-Term Investments:
Money Market Funds	490,922	—	—	490,922
Total Investments in Securities	$212,481,571	$—	$—	$212,481,571

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 8.3%
Alphabet, Inc., Class A	28,662	$8,059,468
Alphabet, Inc., Class C	25,070	7,065,227
Comcast Corp., Class A	36,753	1,023,020
Electronic Arts, Inc.	2,226	445,333
Pinterest, Inc., Class A*	5,821	192,675
ROBLOX Corp., Class A*	5,575	633,989
Take-Two Interactive Software, Inc.*	1,627	417,114
Verizon Communications, Inc.	41,532	1,650,482
Walt Disney Co. (The)	17,695	1,992,811
Warner Bros Discovery, Inc.*	22,318	501,039
Total Communication Services		21,981,158

Consumer Discretionary — 10.8%
Airbnb, Inc., Class A*	4,094	518,055
AutoZone, Inc.*	165	606,281
Chipotle Mexican Grill, Inc.*	13,174	417,484
DoorDash, Inc., Class A*	3,298	838,912
eBay, Inc.	4,526	368,009
Hilton Worldwide Holdings, Inc.	2,293	589,209
Home Depot, Inc. (The)	9,784	3,713,909
Lowe’s Cos., Inc.	5,514	1,313,049
Lululemon Athletica, Inc.*	1,021	174,121
Marriott International, Inc., Class A	2,347	611,581
MercadoLibre, Inc.*	465	1,082,176
NIKE, Inc., Class B	11,437	738,716
NVR, Inc.*	28	201,903
O’Reilly Automotive, Inc.*	8,395	792,824
PulteGroup, Inc.	1,953	234,106
Royal Caribbean Cruises Ltd.	2,468	707,896
Starbucks Corp.	10,962	886,497
Tesla, Inc.*	27,562	12,583,707
TJX Cos., Inc. (The)	10,972	1,537,616
Tractor Supply Co.	5,205	281,643
Ulta Beauty, Inc.*	450	233,946
Yum! Brands, Inc.	2,734	377,866
Total Consumer Discretionary		28,809,506

Consumer Staples — 4.2%
Archer-Daniels-Midland Co.	4,695	284,188
Church & Dwight Co., Inc.	2,422	212,385
Clorox Co. (The)	1,213	136,414
Colgate-Palmolive Co.	7,970	614,088
Dollar General Corp.	2,151	212,218
Estee Lauder Cos., Inc. (The), Class A	2,151	207,980
General Mills, Inc.	5,326	248,245
Hershey Co. (The)	1,455	246,812
Hormel Foods Corp.	2,802	60,495
Kellanova	2,710	225,093
Kenvue, Inc.	18,871	271,176
Keurig Dr Pepper, Inc.	12,649	343,547
Kimberly-Clark Corp.	3,253	389,417
Kraft Heinz Co. (The)	8,445	208,845
Kroger Co. (The)	5,963	379,426
McCormick & Co., Inc.	2,443	156,743
Mondelez International, Inc., Class A	12,736	731,811
PepsiCo, Inc.	13,491	1,970,900
Procter & Gamble Co. (The)	23,055	3,466,780
Sysco Corp.	4,802	356,692
Target Corp.	4,463	413,809
Total Consumer Staples		11,137,064

	Shares	Value
Common Stocks (continued)
Energy — 1.8%
Baker Hughes Co.	9,740	$471,513
Cheniere Energy, Inc.	2,153	456,436
Halliburton Co.	8,433	226,342
Kinder Morgan, Inc.	19,117	500,674
Marathon Petroleum Corp.	3,012	587,069
ONEOK, Inc.	6,136	411,112
SLB Ltd.	13,359	481,726
Targa Resources Corp.	2,103	323,946
Valero Energy Corp.	3,067	520,040
Williams Cos., Inc. (The)	11,995	694,151
Total Energy		4,673,009

Financials — 15.2%
Aflac, Inc.	4,799	514,405
Allstate Corp. (The)	2,595	496,994
American Express Co.	5,420	1,955,157
Ameriprise Financial, Inc.	935	423,340
Apollo Global Management, Inc.	4,008	498,234
Arch Capital Group Ltd.	3,534	305,019
Ares Management Corp., Class A	2,041	303,517
Arthur J Gallagher & Co.	2,494	622,228
Bank of America Corp.	64,250	3,434,162
Bank of New York Mellon Corp. (The)	7,040	759,827
Capital One Financial Corp.	6,252	1,375,377
Cboe Global Markets, Inc.	1,026	252,027
Citigroup, Inc.	17,838	1,805,741
Citizens Financial Group, Inc.	4,280	217,724
CME Group, Inc.	3,533	937,976
Coinbase Global, Inc., Class A*	2,016	693,060
Corpay, Inc.*	681	177,298
Everest Re Group Ltd.	414	130,211
Fidelity National Information Services, Inc.	5,174	323,478
Fifth Third Bancorp	6,552	272,694
Fiserv, Inc.*	5,455	363,794
Global Payments, Inc.	2,381	185,147
Hartford Insurance Group, Inc. (The)	2,799	347,580
Huntington Bancshares, Inc.	14,271	220,344
Intercontinental Exchange, Inc.	5,587	817,322
KKR & Co., Inc.	6,691	791,746
M&T Bank Corp.	1,567	288,124
Markel Group Inc.*	122	240,893
Marsh & McLennan Cos., Inc.	4,840	862,246
Mastercard, Inc., Class A	7,928	4,376,177
MetLife, Inc.	5,528	441,245
Moody’s Corp.	1,529	734,379
Morgan Stanley	12,072	1,979,808
Nasdaq, Inc.	4,044	345,722
Northern Trust Corp.	1,907	245,374
PayPal Holdings, Inc.*	9,558	662,083
PNC Financial Services Group, Inc. (The)	3,881	708,477
Principal Financial Group, Inc.	2,204	185,224
Progressive Corp. (The)	5,755	1,185,530
Prudential Financial, Inc.	3,478	361,712
Raymond James Financial, Inc.	1,793	284,495
Regions Financial Corp.	8,832	213,734
Rocket Cos., Inc., Class A	2,253	37,535
S&P Global, Inc.	3,018	1,470,400
Synchrony Financial	3,712	276,099

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Travelers Cos., Inc. (The)	2,224	$597,411
US Bancorp	14,791	690,444
Visa, Inc., A Shares	16,834	5,736,017
Willis Towers Watson PLC	976	305,586
Total Financials		40,453,117

Health Care — 5.7%
Alnylam Pharmaceuticals, Inc.*	1,275	581,451
Biogen, Inc.*	1,435	221,377
Bristol-Myers Squibb Co.	20,017	922,183
Cardinal Health, Inc.	2,348	447,928
Cencora, Inc.	1,697	573,264
Cigna Group (The)	2,581	630,822
Dexcom, Inc.*	3,846	223,914
Edwards Lifesciences Corp.*	5,679	468,234
Elevance Health, Inc.	2,219	703,867
Gilead Sciences, Inc.	12,223	1,464,193
Humana, Inc.	1,186	329,933
IDEXX Laboratories, Inc.*	784	493,536
Intuitive Surgical, Inc.*	3,509	1,874,789
Labcorp Holdings, Inc.	822	208,755
McKesson Corp.	1,229	997,137
Mettler-Toledo International, Inc.*	202	286,091
Quest Diagnostics, Inc.	1,086	191,082
ResMed, Inc.(a)	1,427	352,298
Royalty Pharma PLC, Class A	3,774	141,676
STERIS PLC	965	227,450
Stryker Corp.	3,386	1,206,229
Veeva Systems, Inc., Class A*	1,467	427,190
Vertex Pharmaceuticals, Inc.*	2,524	1,074,139
Waters Corp.*	583	203,817
West Pharmaceutical Services, Inc.	706	199,141
Zimmer Biomet Holdings, Inc.	1,945	195,589
Zoetis, Inc.	4,382	631,402
Total Health Care		15,277,487

Industrials — 7.4%
Automatic Data Processing, Inc.	3,991	1,038,857
Axon Enterprise, Inc.*	719	526,473
Broadridge Financial Solutions, Inc.	1,146	252,578
Carrier Global Corp.	7,852	467,115
Cintas Corp.	3,378	619,086
Dover Corp.	1,345	244,064
Emerson Electric Co.	5,520	770,426
Equifax, Inc.	1,213	256,064
Expeditors International of Washington, Inc.	1,338	163,102
Fastenal Co.	11,272	463,843
FedEx Corp.	2,166	549,774
Ferguson Enterprises, Inc.	1,835	455,998
Fortive Corp.	3,331	167,683
GE Vernova, Inc.	2,676	1,565,835
General Electric Co.	10,464	3,232,853
Howmet Aerospace, Inc.	3,931	809,589
Illinois Tool Works, Inc.	2,862	698,099
Ingersoll Rand, Inc.	3,966	302,725
Johnson Controls International PLC	6,430	735,528
Old Dominion Freight Line, Inc.	1,825	256,267
Otis Worldwide Corp.	3,889	360,744

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Quanta Services, Inc.	1,444	$648,544
Rockwell Automation, Inc.	1,106	407,406
SS&C Technologies Holdings, Inc.	2,116	179,691
Trane Technologies PLC	2,193	983,889
TransUnion	1,915	155,460
United Parcel Service, Inc., Class B	7,218	695,960
United Rentals, Inc.	638	555,813
Verisk Analytics, Inc.	1,369	299,482
Waste Management, Inc.	3,952	789,491
Westinghouse Air Brake Technologies Corp.	1,667	340,801
WW Grainger, Inc.	429	419,991
Xylem, Inc.	2,380	359,023
Total Industrials		19,772,254

Information Technology — 38.7%
Accenture PLC, Class A	6,693	1,673,919
Adobe, Inc.*	4,171	1,419,433
Advanced Micro Devices, Inc.*	15,843	4,057,709
Amdocs Ltd.	1,081	91,085
Analog Devices, Inc.	4,864	1,138,808
Apple, Inc.	105,265	28,460,498
Applied Materials, Inc.	7,878	1,836,362
Atlassian Corp., Class A*	1,624	275,138
Autodesk, Inc.*	2,102	633,417
Cadence Design Systems, Inc.*	2,676	906,334
CDW Corp.	1,300	207,181
Cisco Systems, Inc.	38,969	2,849,024
Cognizant Technology Solutions Corp., Class A	4,845	353,104
Corning, Inc.	7,618	678,611
Crowdstrike Holdings, Inc., Class A*	2,405	1,305,939
Dell Technologies, Inc., Class C	2,971	481,332
Fair Isaac Corp.*	235	389,990
Fortinet, Inc.*	6,046	522,556
Gartner, Inc.*	733	182,033
Gen Digital, Inc.	5,369	141,527
Hewlett Packard Enterprise Co.	12,878	314,481
HP, Inc.	9,228	255,339
HubSpot, Inc.*	494	243,008
Intel Corp.*	42,907	1,715,851
International Business Machines Corp.	9,119	2,803,272
Intuit, Inc.	2,668	1,781,023
Keysight Technologies, Inc.*	1,681	307,556
KLA Corp.	1,298	1,568,944
Lam Research Corp.	12,561	1,977,855
Marvell Technology, Inc.	8,452	792,290
Micron Technology, Inc.	10,987	2,458,561
Microsoft Corp.	50,389	26,091,928
MongoDB, Inc.*	781	281,019
Monolithic Power Systems, Inc.	455	457,275
NetApp, Inc.	1,965	231,438
ON Semiconductor Corp.*	4,097	205,178
Palo Alto Networks, Inc.*	6,497	1,430,899
QUALCOMM, Inc.	10,794	1,952,635
Roper Technologies, Inc.	1,057	471,581
Salesforce, Inc.	9,129	2,377,283
Seagate Technology Holdings PLC	1,944	497,431
ServiceNow, Inc.*	2,035	1,870,735

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Snowflake, Inc., Class A*	3,117	$856,801
Synopsys, Inc.*	1,816	824,137
TE Connectivity PLC	2,913	719,540
Texas Instruments, Inc.	8,900	1,436,994
Trimble, Inc.*	2,343	186,854
VeriSign, Inc.	795	190,641
Workday, Inc., Class A*	2,114	507,191
Zscaler, Inc.*	934	309,285
Total Information Technology		102,721,025

Materials — 3.1%
Air Products and Chemicals, Inc.	2,157	523,267
CRH PLC	6,652	792,253
DuPont de Nemours, Inc.	4,112	335,745
Ecolab, Inc.	2,472	633,821
Freeport-McMoRan, Inc.	14,076	586,969
International Flavors & Fragrances, Inc.	2,512	158,181
Linde PLC	4,623	1,933,801
LyondellBasell Industries NV, Class A	2,454	113,915
Martin Marietta Materials, Inc.	591	362,342
Newmont Corp.	10,952	886,783
Nucor Corp.	2,261	339,263
Packaging Corp. of America	879	172,073
PPG Industries, Inc.	2,232	218,178
Sherwin-Williams Co. (The)	2,275	784,738
Vulcan Materials Co.	1,292	374,034
Total Materials		8,215,363

Real Estate — 3.0%
American Tower Corp.	4,600	823,308
AvalonBay Communities, Inc.	1,398	243,140
CBRE Group, Inc., Class A*	2,940	448,144
Crown Castle, Inc.	4,265	384,788
Digital Realty Trust, Inc.	3,312	564,398
Equinix, Inc.	959	811,324
Equity Residential	3,370	200,313
Essex Property Trust, Inc.	621	156,349
Extra Space Storage, Inc.	2,063	275,493
Invitation Homes, Inc.	5,633	158,569
Iron Mountain, Inc.	2,877	296,187
Mid-America Apartment Communities, Inc.	1,144	146,695

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Prologis, Inc.	9,106	$1,129,964
Public Storage	1,551	432,047
SBA Communications Corp.	1,040	199,139
Ventas, Inc.	4,423	326,373
Welltower, Inc.	6,434	1,164,811
Weyerhaeuser Co.	7,130	163,990
Total Real Estate		7,925,032

Utilities — 1.6%
American Water Works Co., Inc.	1,914	245,815
Consolidated Edison, Inc.	3,547	345,513
Eversource Energy	3,615	266,823
Exelon Corp.	9,917	457,372
NextEra Energy, Inc.	20,249	1,648,269
PG&E Corp.	21,597	344,688
Public Service Enterprise Group, Inc.	4,904	395,066
Sempra	6,416	589,887
Total Utilities		4,293,433
Total Common Stocks
(Cost $220,978,528)		265,258,448
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(b) (Cost $357,166)	357,166	357,166
Total Investments — 99.9% (Cost $221,335,694)		265,615,614
Other Assets and Liabilities, Net — 0.1%		141,559
Net Assets — 100.0%		$265,757,173

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $345,138; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $370,526.

(b)Reflects the 1-day yield at October 31, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$265,258,448	$—	$—	$265,258,448
Short-Term Investments:
Money Market Fund	357,166	—	—	357,166
Total Investments in Securities	$265,615,614	$—	$—	$265,615,614

(c)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia — 6.8%
ALS Ltd.	33,702	$479,210
ANZ Group Holdings Ltd.	164,577	3,948,693
APA Group	87,727	527,213
Aristocrat Leisure Ltd.	30,647	1,270,998
ASX Ltd.	13,761	508,539
Atlas Arteria Ltd.	91,057	289,708
Aurizon Holdings Ltd.	160,407	360,187
BHP Group Ltd.	259,552	7,382,856
Brambles Ltd.	77,327	1,258,469
CAR Group Ltd.	23,687	553,590
Charter Hall Group	34,193	502,308
Cochlear Ltd.	3,806	715,489
Coles Group Ltd.	76,242	1,100,559
Commonwealth Bank of Australia	88,079	9,896,944
Computershare Ltd.	31,935	764,543
Dexus	83,557	398,221
EBOS Group Ltd.	8,906	147,390
Endeavour Group Ltd.	115,421	276,552
Evolution Mining Ltd.	117,918	838,340
Fortescue Ltd.	89,149	1,242,517
Glencore PLC*	556,788	2,666,089
Goodman Group	108,181	2,339,213
GPT Group (The)	166,735	585,062
HUB24 Ltd.	5,032	376,067
Insurance Australia Group Ltd.	136,894	704,397
Lottery Corp., Ltd. (The)	148,700	535,407
Macquarie Group Ltd.	19,340	2,767,180
Medibank Pvt Ltd.	182,706	583,691
Mineral Resources Ltd.*	10,313	326,769
Mirvac Group	306,682	461,771
National Australia Bank Ltd.	166,077	4,742,479
Origin Energy Ltd.	97,316	780,424
Pilbara Minerals Ltd.*(a)	169,687	366,583
Pro Medicus Ltd.	3,101	535,148
QBE Insurance Group Ltd.	85,174	1,106,264
Ramsay Health Care Ltd.	13,476	283,189
REA Group Ltd.	3,089	430,915
Region Group	198,113	316,456
Rio Tinto Ltd.	20,859	1,814,390
Rio Tinto PLC	55,424	3,994,851
Santos Ltd.	192,008	793,157
Scentre Group	368,350	981,444
SEEK Ltd.	23,800	422,237
Sonic Healthcare Ltd.	30,510	422,638
South32 Ltd.	276,500	573,805
Steadfast Group Ltd.	88,956	361,058
Stockland	176,023	727,125
Suncorp Group Ltd.	66,447	853,463
Technology One Ltd.	20,072	484,872
Telstra Group Ltd.	249,292	796,413
Transurban Group	176,141	1,669,703
Treasury Wine Estates Ltd.	50,633	198,550
Vicinity Ltd.	278,993	460,261
Wesfarmers Ltd.	62,565	3,440,495
Westpac Banking Corp.	185,518	4,704,960
WiseTech Global Ltd.	10,645	481,681
Woodside Energy Group Ltd.	105,445	1,711,938
Woolworths Group Ltd.	69,438	1,291,453
Total Australia		78,553,924

	Shares	Value
Common Stocks (continued)
Austria — 0.3%
ANDRITZ AG	4,746	$359,346
Erste Group Bank AG	15,454	1,600,873
Mondi PLC	25,296	282,566
OMV AG	9,731	533,049
Raiffeisen Bank International AG	8,600	321,011
Strabag SE, Bearer	1,819	142,555
Verbund AG(a)	4,170	322,232
Total Austria		3,561,632

Belgium — 0.7%
Ageas SA	10,363	686,561
Anheuser-Busch InBev SA	46,864	2,861,387
D’ieteren Group(a)	1,324	242,214
Groupe Bruxelles Lambert NV	5,441	478,850
KBC Group NV	12,019	1,446,192
Lotus Bakeries NV(a)	25	218,432
Sofina SA(a)	1,106	304,329
Syensqo SA(a)	4,031	333,311
UCB SA	6,235	1,601,209
Warehouses De Pauw CVA	11,607	294,998
Total Belgium		8,467,483

Brazil — 0.0%(b)
Yara International ASA	9,746	355,663

Cambodia — 0.0%(b)
NagaCorp Ltd.	54,692	36,662

Chile — 0.1%
Antofagasta PLC	18,113	663,959

China — 0.7%
AAC Technologies Holdings, Inc.	43,350	223,103
BOC Aviation Ltd.	17,958	157,348
BOC Hong Kong Holdings Ltd.	214,925	1,055,793
Lenovo Group Ltd.	427,209	624,417
MMG Ltd.*	229,833	204,337
Nexteer Automotive Group Ltd.	51,023	44,247
Prosus NV*	65,838	4,554,099
Shenzhou International Group Holdings Ltd.	46,663	402,857
Wilmar International Ltd.	149,498	359,544
Xinyi Glass Holdings Ltd.(a)	130,293	152,385
Total China		7,778,130

Denmark — 1.5%
Carlsberg A/S, Class B	4,677	550,580
Coloplast A/S, Class B	6,904	624,925
Danske Bank A/S	34,963	1,563,446
DSV A/S(a)	10,034	2,132,567
Genmab A/S*	3,284	932,985
Novo Nordisk A/S, Class B	163,680	7,993,554
Novonesis Novozymes B, Class B	18,681	1,118,050
Orsted A/S*	23,941	428,526
Pandora A/S	4,147	556,134
Tryg A/S	18,836	464,964
Vestas Wind Systems A/S(a)	53,895	1,099,218
Total Denmark		17,464,949

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland — 1.0%
Elisa OYJ	8,599	$379,531
Fortum OYJ	22,400	500,018
Kesko OYJ, B Shares	16,006	338,077
Kone OYJ, Class B	16,447	1,099,504
Metso Outotec OYJ(a)	35,564	583,292
Neste OYJ	20,890	432,918
Nokia OYJ	261,336	1,768,784
Nordea Bank Abp	171,403	2,930,904
Orion OYJ, Class B	5,862	409,677
Sampo OYJ, A Shares	133,401	1,488,598
Stora Enso OYJ, R Shares(a)	29,841	347,869
UPM-Kymmene OYJ(a)	27,015	725,888
Wartsila OYJ Abp	23,885	782,107
Total Finland		11,787,167
France — 8.1%
Accor SA	12,623	643,243
Air Liquide SA	30,535	5,918,095
Airbus SE	30,428	7,494,616
Alstom SA*(a)	18,753	468,609
Arkema SA	3,659	217,496
AXA SA	93,134	4,045,051
BioMerieux	2,771	356,929
BNP Paribas SA	52,711	4,079,870
Bouygues SA	12,146	548,561
Capgemini SE	8,269	1,274,136
Carrefour SA	35,852	540,015
Cie de Saint-Gobain SA	23,932	2,321,934
Cie Generale des Etablissements Michelin SCA	38,307	1,224,285
Danone SA	34,759	3,076,316
Dassault Systemes SE	35,566	1,011,069
Edenred SE	13,565	390,323
Eiffage SA	4,425	544,953
Engie SA	96,015	2,249,659
EssilorLuxottica SA	15,098	5,529,311
Gecina SA, Class Series 2022-P1 C, 3.30%, expires 4/10/28	3,920	364,446
Getlink SE	22,346	408,284
Hermes International SCA	1,769	4,387,790
Kering SA	3,706	1,312,328
Klepierre SA	13,357	510,908
Legrand SA	13,825	2,385,546
L’Oreal SA	11,809	4,942,906
LVMH Moet Hennessy Louis Vuitton SE	13,111	9,262,746
Orange SA	119,309	1,905,171
Pernod Ricard SA(a)	9,925	973,255
Publicis Groupe SA	12,421	1,244,394
Renault SA	10,088	392,389
Rexel SA	12,817	443,802
Safran SA	18,177	6,459,716
Sartorius Stedim Biotech	1,540	368,292
Societe Generale SA	38,375	2,429,885
Sodexo SA(a)	5,003	277,405
Teleperformance SE	2,895	207,034
Thales SA	4,909	1,398,929
TotalEnergies SE	98,923	6,159,852
Unibail-Rodamco-Westfield*	5,743	594,186
Veolia Environnement SA	33,460	1,106,451
Vinci SA	26,781	3,582,546
Total France		93,052,732

	Shares	Value
Common Stocks (continued)
Germany — 8.1%
adidas AG	8,815	$1,666,548
Allianz SE	20,475	8,228,757
BASF SE	47,772	2,359,376
Bayer AG	52,164	1,622,599
Bayerische Motoren Werke AG	18,200	1,695,642
Bechtle AG	5,275	223,079
Beiersdorf AG	5,709	604,374
Brenntag SE	7,496	416,589
Commerzbank AG	40,680	1,479,486
Continental AG	6,295	475,758
Covestro AG*	9,936	694,969
CTS Eventim AG & Co. KGaA	3,519	315,183
Daimler Truck Holding AG	27,641	1,107,363
Deutsche Bank AG	95,766	3,418,793
Deutsche Boerse AG	9,886	2,504,590
Deutsche Lufthansa AG	39,244	343,974
Deutsche Post AG	50,698	2,328,925
Deutsche Telekom AG	172,741	5,361,271
E.ON SE	121,073	2,255,446
Fresenius Medical Care AG	11,839	636,223
Fresenius SE & Co. KGaA	22,750	1,313,429
GEA Group AG	9,149	654,707
Hannover Rueck SE	3,475	992,284
Heidelberg Materials AG	6,780	1,589,356
Henkel AG & Co. KGaA	5,677	424,268
Infineon Technologies AG	68,773	2,724,249
KION Group AG	4,560	323,684
Knorr-Bremse AG	4,162	387,185
LEG Immobilien SE	4,646	354,188
Mercedes-Benz Group AG	40,481	2,626,312
Merck KGaA	7,102	929,965
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,936	4,294,172
Nemetschek SE	3,375	389,543
RENK Group AG	3,985	302,601
Rheinmetall AG	2,341	4,597,428
RWE AG	36,027	1,773,906
SAP SE	53,288	13,804,815
Scout24 SE	4,460	515,803
Siemens AG	38,164	10,816,217
Siemens Energy AG*	33,409	4,137,564
Siemens Healthineers AG	16,603	930,757
Vonovia SE	37,761	1,135,358
Zalando SE*	12,772	357,628
Total Germany		93,114,364

Hong Kong — 1.7%
AIA Group Ltd.	554,733	5,385,168
ASMPT Ltd.	23,524	248,188
CK Asset Holdings Ltd.	117,321	580,250
CLP Holdings Ltd.	97,229	829,403
Hang Seng Bank Ltd.	43,760	853,557
Henderson Land Development Co., Ltd.	104,974	368,453
Hong Kong & China Gas Co., Ltd.	680,523	633,049
Hong Kong Exchanges & Clearing Ltd.	63,492	3,460,437
Hongkong Land Holdings Ltd.	67,663	413,421
Link REIT	153,699	800,512
MTR Corp., Ltd.(a)	120,962	443,557

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Power Assets Holdings Ltd.	84,173	$534,569
Prudential PLC	130,501	1,808,894
Sino Land Co., Ltd.	304,055	377,516
Sun Hung Kai Properties Ltd.	83,870	1,019,212
Swire Pacific Ltd., Class A	29,271	241,785
Techtronic Industries Co., Ltd.	78,351	915,348
WH Group Ltd.	477,819	458,626
Wharf Real Estate Investment Co., Ltd.	107,211	304,851
Total Hong Kong		19,676,796

Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	9,592	563,530

Ireland — 0.3%
AIB Group PLC	112,474	1,036,594
Bank of Ireland Group PLC	51,058	835,939
Kerry Group PLC, Class A	8,791	802,595
Kingspan Group PLC	7,902	591,920
Total Ireland		3,267,048

Israel — 1.0%
Bank Hapoalim BM	91,021	1,854,432
Bank Leumi Le-Israel BM	102,890	2,097,196
Big Shopping Centers Ltd.	3,711	830,305
Camtek Ltd.*	3,051	378,492
Elbit Systems Ltd.	1,021	489,448
ICL Group Ltd.	55,975	367,926
Israel Discount Bank Ltd., Class A	108,342	1,086,683
Migdal Insurance & Financial Holdings Ltd.	162,988	586,000
Mizrahi Tefahot Bank Ltd.	15,753	1,027,222
Nice Ltd.*	3,018	409,547
Shufersal Ltd.	15,875	198,059
Teva Pharmaceutical Industries Ltd.*(a)	57,285	1,159,360
Tower Semiconductor Ltd.*	7,301	604,191
Total Israel		11,088,861

Italy — 3.0%
Banca Monte dei Paschi di Siena SpA	108,992	954,057
Banco BPM SpA	83,769	1,218,731
BPER Banca SpA	81,481	973,841
Brunello Cucinelli SpA(a)	2,356	238,591
Coca-Cola HBC AG*	11,274	511,620
Davide Campari-Milano NV(a)	36,820	256,431
Enel SpA	412,865	4,180,115
Eni SpA	112,946	2,078,498
Ferrari NV	6,327	2,530,362
FinecoBank Banca Fineco SpA	39,379	900,390
Generali(a)	55,665	2,142,691
Intesa Sanpaolo SpA	836,418	5,383,041
Leonardo SpA	21,972	1,290,323
Mediobanca Banca di Credito Finanziario SpA	21,573	411,715
Moncler SpA	13,026	781,801
Nexi SpA(a)	35,393	186,524
PRADA SpA	30,496	180,256
Prysmian SpA	16,337	1,693,663
Recordati Industria Chimica e Farmaceutica SpA	7,638	454,013

	Shares	Value
Common Stocks (continued)
Italy (continued)
Snam SpA	152,258	$939,838
Telecom Italia SpA*(a)	1,008,687	595,153
Terna - Rete Elettrica Nazionale	100,445	1,030,187
UniCredit SpA	81,566	6,028,014
Total Italy		34,959,855

Ivory Coast (Cote D’Ivoire) — 0.0%(b)
Endeavour Mining PLC	11,933	481,948

Japan — 23.8%
Advantest Corp.	38,425	5,770,422
Aeon Co., Ltd.	145,381	2,302,145
AGC, Inc.	16,316	510,487
Aisin Corp.	37,953	683,526
Ajinomoto Co., Inc.	56,378	1,600,344
Aozora Bank Ltd.	15,050	215,461
Asahi Group Holdings Ltd.	89,282	962,626
Asahi Intecc Co., Ltd.	15,962	253,539
Asahi Kasei Corp.	95,384	732,151
Asics Corp.	36,884	944,037
Astellas Pharma, Inc.	107,474	1,125,632
Bandai Namco Holdings, Inc.	31,264	974,520
BayCurrent, Inc.	8,083	370,688
Bic Camera, Inc.	15,649	158,110
Bridgestone Corp.	34,701	1,523,596
Brother Industries Ltd.	18,405	314,147
Canon, Inc.	51,907	1,493,647
Capcom Co., Ltd.	20,125	526,982
Central Japan Railway Co.	52,548	1,284,579
Chubu Electric Power Co., Inc.	51,504	717,121
Chugai Pharmaceutical Co., Ltd.	34,358	1,572,098
CyberAgent, Inc.	29,599	295,308
Dai Nippon Printing Co., Ltd.	30,267	506,791
Daifuku Co., Ltd.	21,336	682,508
Dai-ichi Life Holdings, Inc.	196,737	1,385,607
Daiichi Sankyo Co., Ltd.	97,210	2,315,170
Daikin Industries Ltd.	15,219	1,775,739
Daito Trust Construction Co., Ltd.	22,821	426,111
Daiwa House Industry Co., Ltd.	36,573	1,242,326
Daiwa Securities Group, Inc.	97,804	755,171
Daiwa Securities Living Investments Corp.	480	343,981
Denso Corp.	108,145	1,517,350
Dentsu Group, Inc.(a)	13,839	273,447
Disco Corp.	4,754	1,592,639
East Japan Railway Co.	63,128	1,539,118
Ebara Corp.	28,905	775,090
Eisai Co., Ltd.	15,866	470,661
ENEOS Holdings, Inc.	163,553	1,032,776
FANUC Corp.	52,215	1,663,844
Fast Retailing Co., Ltd.	9,468	3,482,243
Fuji Electric Co., Ltd.	9,294	667,240
FUJIFILM Holdings Corp.	67,847	1,576,659
Fujikura Ltd.	14,754	2,027,472
Fujitsu Ltd.	92,971	2,432,677
GLP J-Reit	505	457,944
Hamamatsu Photonics K.K.	22,493	252,664
Hankyu Hanshin Holdings, Inc.	19,660	527,823
Hikari Tsushin, Inc.	1,210	320,457

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Hirose Electric Co., Ltd.	2,923	$392,756
Hitachi Ltd.	230,155	7,944,983
Honda Motor Co., Ltd.	217,670	2,204,182
Hoya Corp.	18,259	2,973,140
Idemitsu Kosan Co., Ltd.	54,753	380,824
IHI Corp.	51,964	1,084,446
Inpex Corp.	54,532	1,005,650
Isetan Mitsukoshi Holdings Ltd.(a)	20,684	325,522
Isuzu Motors Ltd.	37,871	465,844
ITOCHU Corp.	66,939	3,880,641
J Front Retailing Co., Ltd.	19,851	299,205
Japan Logistics Fund, Inc.	512	332,016
Japan Post Bank Co., Ltd.	111,867	1,254,787
Japan Post Holdings Co., Ltd.	109,813	1,031,090
Japan Steel Works Ltd. (The)	4,515	297,180
Japan Tobacco, Inc.	65,468	2,279,938
Kajima Corp.	29,052	938,384
Kansai Electric Power Co., Inc. (The)	56,407	881,502
Kao Corp.	28,080	1,188,417
Kawasaki Heavy Industries Ltd.	9,296	748,242
Kawasaki Kisen Kaisha Ltd.(a)	21,751	312,453
KDDI Corp.	155,201	2,479,811
Keio Corp.	10,336	245,359
Keisei Electric Railway Co., Ltd.	30,971	246,875
Kewpie Corp.	13,281	368,287
Keyence Corp.	10,075	3,751,925
Kikkoman Corp.	47,830	380,641
Kintetsu Group Holdings Co., Ltd.	16,501	312,925
Kirin Holdings Co., Ltd.	58,092	816,203
Kobe Bussan Co., Ltd.(a)	9,146	212,361
Kobe Steel Ltd.(a)	27,825	328,091
Koito Manufacturing Co., Ltd.	20,151	301,307
Komatsu Ltd.	53,797	1,804,001
Konami Group Corp.	5,456	911,606
Kotobuki Spirits Co., Ltd.(a)	10,208	122,485
K’s Holdings Corp.	19,981	198,247
Kubota Corp.	65,575	851,532
Kuraray Co., Ltd.	27,557	299,173
Kurita Water Industries Ltd.	9,595	364,854
Kyocera Corp.	86,901	1,156,386
Kyoto Financial Group, Inc.	22,112	448,398
Kyowa Kirin Co., Ltd.	19,238	297,458
Kyushu Electric Power Co., Inc.	32,512	319,728
Lasertec Corp.(a)	4,351	802,388
Lion Corp.	22,347	220,417
Lixil Corp.	27,379	303,905
LY Corp.	163,154	479,756
M3, Inc.	24,379	343,320
Makita Corp.	15,796	479,453
Marubeni Corp.	82,132	2,025,910
Marui Group Co., Ltd.	18,156	348,376
MatsukiyoCocokara & Co.	23,435	424,798
MEIJI Holdings Co., Ltd.	20,781	399,689
MINEBEA MITSUMI, Inc.	27,028	536,156
MISUMI Group, Inc.	18,672	292,343
Mitsubishi Chemical Group Corp.	102,125	534,374
Mitsubishi Corp.	176,941	4,263,445
Mitsubishi Electric Corp.	110,042	3,083,647
Mitsubishi Estate Co., Ltd.	67,078	1,421,198

	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi Heavy Industries Ltd.	168,600	$5,092,310
Mitsubishi UFJ Financial Group, Inc.	586,500	8,870,501
Mitsui & Co., Ltd.	136,833	3,376,970
Mitsui Chemicals, Inc.	15,326	362,818
Mitsui Fudosan Co., Ltd.	149,640	1,555,603
Mitsui OSK Lines Ltd.(a)	18,539	551,519
Mizuho Financial Group, Inc.	132,160	4,417,201
Modec, Inc.	3,771	245,272
Money Forward, Inc.*	3,488	101,886
Morinaga Milk Industry Co., Ltd.	8,650	186,526
MS&AD Insurance Group Holdings, Inc.	71,329	1,475,150
Murata Manufacturing Co., Ltd.	94,237	2,074,921
NEC Corp.	68,999	2,516,221
Nexon Co., Ltd.	24,138	493,556
NGK Insulators Ltd.	26,657	450,931
NH Foods Ltd.	10,094	372,165
NIDEC CORP	52,591	642,815
Nintendo Co., Ltd.	52,936	4,482,491
Nippon Building Fund, Inc.	712	657,209
NIPPON EXPRESS HOLDINGS INC	18,026	383,442
Nippon Paint Holdings Co., Ltd.	57,076	364,007
Nippon Prologis REIT, Inc.	655	380,955
Nippon Sanso Holdings Corp.	13,086	435,591
Nippon Steel Corp.	298,905	1,234,580
Nippon Yusen K.K.(a)	23,422	810,507
Nissan Chemical Corp.	10,687	361,910
Nissan Motor Co., Ltd.*(a)	131,843	302,532
Nisshin Seifun Group, Inc.	28,653	323,905
Nissin Foods Holdings Co., Ltd.(a)	15,788	284,800
Nitto Denko Corp.	42,065	1,052,342
Nomura Holdings, Inc.	177,009	1,266,197
Nomura Real Estate Master Fund, Inc.	455	485,554
Nomura Research Institute Ltd.	24,814	971,266
NSK Ltd.	65,159	329,655
NTT, Inc.	1,641,902	1,688,211
Obayashi Corp.	46,543	789,136
Obic Co., Ltd.	21,613	671,588
Odakyu Electric Railway Co., Ltd.	28,680	303,453
Oji Holdings Corp.	77,822	393,214
Olympus Corp.	60,666	748,013
Omron Corp.	13,307	372,290
Ono Pharmaceutical Co., Ltd.(a)	29,416	358,308
Oriental Land Co., Ltd.	59,300	1,200,974
ORIX Corp.	68,215	1,664,914
Osaka Gas Co., Ltd.	25,188	792,648
Otsuka Corp.	18,078	357,910
Otsuka Holdings Co., Ltd.	24,778	1,346,863
Pan Pacific International Holdings Corp.	114,702	683,350
Panasonic Holdings Corp.	124,160	1,449,494
Pola Orbis Holdings, Inc.(a)	20,445	176,242
Rakuten Group, Inc.*	83,142	544,817
Recruit Holdings Co., Ltd.	71,277	3,566,279
Renesas Electronics Corp.	89,010	1,104,139
Resonac Holdings Corp.	13,242	519,090
Ricoh Co., Ltd.	38,386	329,902
Rohm Co., Ltd.	27,525	442,565
Ryohin Keikaku Co., Ltd.	29,775	612,489
Sanrio Co., Ltd.	10,714	497,745

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Santen Pharmaceutical Co., Ltd.	30,462	$298,381
Sanwa Holdings Corp.	13,805	377,262
SBI Holdings, Inc.	18,153	814,708
SCREEN Holdings Co., Ltd.	5,423	516,937
Secom Co., Ltd.	27,639	935,264
Sekisui Chemical Co., Ltd.	32,208	559,257
Sekisui House Ltd.	43,716	939,558
Seven & I Holdings Co., Ltd.	125,055	1,595,911
Shimadzu Corp.	18,678	503,156
Shimamura Co., Ltd.	4,585	295,984
Shimano, Inc.	4,560	479,665
Shimizu Corp.	36,982	497,758
Shin-Etsu Chemical Co., Ltd.	100,019	3,022,222
Shionogi & Co., Ltd.	47,269	791,626
Shiseido Co., Ltd.	23,002	388,207
Shizuoka Financial Group, Inc.	37,693	507,695
SMC Corp.	3,206	1,094,021
Socionext, Inc.	11,535	261,392
SoftBank Corp.	1,674,256	2,376,812
SoftBank Group Corp.	50,637	8,896,111
Sompo Holdings, Inc.	50,775	1,551,710
Sony Financial Group, Inc.*	309,308	312,008
Sony Group Corp.	313,899	8,826,786
Stanley Electric Co., Ltd.	14,608	287,789
Subaru Corp.	34,817	741,970
Sumitomo Corp.	58,755	1,710,914
Sumitomo Electric Industries Ltd.	44,758	1,641,509
Sumitomo Forestry Co., Ltd.(a)	33,629	350,905
Sumitomo Metal Mining Co., Ltd.	18,088	596,104
Sumitomo Mitsui Financial Group, Inc.	197,904	5,347,923
Sumitomo Realty & Development Co., Ltd.	19,582	836,514
Suntory Beverage & Food Ltd.	12,250	370,709
Suzuki Motor Corp.	99,112	1,484,863
Sysmex Corp.	27,483	308,092
Taisei Corp.	10,143	739,714
Takeda Pharmaceutical Co., Ltd.	89,149	2,403,270
TDK Corp.	106,891	1,854,660
Teijin Ltd.(a)	29,273	256,427
Terumo Corp.	82,140	1,328,433
TIS, Inc.	14,318	493,981
Tobu Railway Co., Ltd.	20,560	331,445
Toho Co., Ltd.	7,507	441,293
Tokio Marine Holdings, Inc.	98,962	3,714,247
Tokyo Electric Power Co. Holdings, Inc.*	89,787	449,999
Tokyo Electron Ltd.	23,395	5,190,621
Tokyo Gas Co., Ltd.	20,743	727,362
Tokyu Corp.	39,307	437,836
Tokyu Fudosan Holdings Corp.	55,969	450,135
Tomy Co., Ltd.	7,736	159,485
TOPPAN Holdings, Inc.	16,186	397,151
Toray Industries, Inc.	94,690	581,521
Tosoh Corp.	26,436	377,522
TOTO Ltd.	10,950	278,841
Toyo Suisan Kaisha Ltd.	5,701	414,285
Toyota Industries Corp.	10,053	1,097,931
Toyota Motor Corp.	554,414	11,293,052
Toyota Tsusho Corp.	42,109	1,289,333
Trend Micro, Inc.	7,980	408,337

	Shares	Value
Common Stocks (continued)
Japan (continued)
Unicharm Corp.	75,374	$466,516
USS Co., Ltd.	36,118	399,032
West Japan Railway Co.	32,612	669,154
Workman Co., Ltd.	2,919	109,897
Yakult Honsha Co., Ltd.	17,040	254,790
Yamaha Corp.	28,615	181,083
Yamaha Motor Co., Ltd.(a)	61,603	445,862
Yamato Holdings Co., Ltd.	23,536	344,053
Yaskawa Electric Corp.	16,689	459,867
Yokogawa Electric Corp.	18,569	557,233
Yokohama Financial Group, Inc.(a)	77,307	562,534
Zenkoku Hosho Co., Ltd.	15,892	326,908
Zensho Holdings Co., Ltd.	5,957	371,406
Total Japan		274,084,585

Luxembourg — 0.1%
ArcelorMittal SA	22,110	846,223
Eurofins Scientific SE	6,351	448,176
RTL Group SA	1,891	73,008
Total Luxembourg		1,367,407

Macau — 0.1%
Galaxy Entertainment Group Ltd.	119,757	596,612
Sands China Ltd.	136,587	355,694
Total Macau		952,306

Netherlands — 4.0%
ABN AMRO Bank NV	28,524	853,020
Adyen NV*	1,361	2,338,394
Akzo Nobel NV	9,422	624,653
Argenx SE*(a)	3,158	2,571,889
ASM International NV	2,353	1,526,300
ASML Holding NV	20,113	21,313,187
ASR Nederland NV	10,263	685,858
BE Semiconductor Industries NV	3,689	628,459
Euronext NV	5,371	768,703
EXOR NV	5,718	496,299
Heineken Holding NV	6,155	416,301
Heineken NV	14,379	1,112,613
ING Groep NV	156,123	3,913,887
Koninklijke Ahold Delhaize NV	49,945	2,047,030
Koninklijke KPN NV	219,496	1,017,930
Koninklijke Philips NV	40,458	1,108,579
NN Group NV	15,466	1,059,985
Randstad NV(a)	6,967	273,325
Universal Music Group NV(a)	50,103	1,345,680
Wolters Kluwer NV	12,620	1,547,640
Total Netherlands		45,649,732

New Zealand — 0.3%
a2 Milk Co., Ltd. (The)	37,566	234,368
Auckland International Airport Ltd.	116,506	541,742
Contact Energy Ltd.	43,988	234,768
Fisher & Paykel Healthcare Corp., Ltd.	32,458	689,579
Mainfreight Ltd.	9,511	328,150
Meridian Energy Ltd.	101,480	344,026
Spark New Zealand Ltd.	163,200	228,968
Xero Ltd.*	8,726	828,311
Total New Zealand		3,429,912

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Norway — 0.5%
Aker BP ASA	16,511	$429,056
DNB Bank ASA	44,918	1,146,820
Equinor ASA	34,518	825,679
Kongsberg Gruppen ASA	22,057	564,782
Mowi ASA	23,871	525,226
Norsk Hydro ASA	78,710	533,242
Orkla ASA	41,052	416,730
Telenor ASA	37,008	550,898
Var Energi ASA	43,710	147,242
Vend Marketplaces ASA, Class B	9,129	314,919
Total Norway		5,454,594

Poland — 0.4%
Bank Polska Kasa Opieki SA	10,932	561,265
Dino Polska SA*	33,381	398,672
InPost SA*	14,621	184,281
KGHM Polska Miedz SA*	10,274	539,733
mBank SA*	933	248,092
ORLEN SA	38,660	1,048,325
Powszechna Kasa Oszczednosci Bank Polski SA	49,640	1,018,360
Powszechny Zaklad Ubezpieczen SA	43,156	690,730
Total Poland		4,689,458

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	576,349	509,028
EDP SA	165,972	825,646
Galp Energia SGPS SA	25,240	506,752
Total Portugal		1,841,426

Singapore — 1.4%
CapitaLand Ascendas REIT	333,848	723,386
CapitaLand Integrated Commercial Trust	482,736	879,084
Capitaland Investment Ltd.	170,269	345,392
DBS Group Holdings Ltd.	103,894	4,305,201
Genting Singapore Ltd.(a)	489,366	274,492
Keppel Ltd.	95,697	749,282
Mapletree Industrial Trust	279,524	457,479
Oversea-Chinese Banking Corp., Ltd.	175,999	2,303,018
Seatrium Ltd.	126,970	211,706
Singapore Exchange Ltd.	59,232	770,523
Singapore Technologies Engineering Ltd.	101,918	664,861
Singapore Telecommunications Ltd.	412,668	1,347,604
STMicroelectronics NV	34,960	861,088
United Overseas Bank Ltd.	65,398	1,742,171
Total Singapore		15,635,287

South Africa — 0.2%
Anglo American PLC	55,277	2,087,994

South Korea — 5.9%
Alteogen, Inc.*	2,224	762,537
Celltrion, Inc.	9,259	1,141,169
CJ CheilJedang Corp.	2,136	344,069
Coway Co., Ltd.	6,351	397,620
DB Insurance Co., Ltd.	5,180	461,010

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Delivery Hero SE*	12,053	$306,055
Doosan Enerbility Co., Ltd.*	27,147	1,690,078
Ecopro BM Co., Ltd.*	3,837	430,897
Ecopro Co., Ltd.	8,045	496,901
Ecopro Materials Co., Ltd.*	3,869	171,080
Hana Financial Group, Inc.	20,327	1,219,834
Hankook Tire & Technology Co., Ltd.	13,393	435,701
Hanmi Semiconductor Co., Ltd.	4,743	478,378
Hanwha Aerospace Co., Ltd.	1,941	1,333,735
Hanwha Vision Co., Ltd.*	4,135	146,274
HD Hyundai Electric Co., Ltd.	1,479	903,127
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,081	1,025,018
HLB, Inc.*	7,817	266,648
HMM Co., Ltd.	22,902	330,329
Hyundai Mobis Co., Ltd.	4,341	962,805
Hyundai Motor Co.	10,841	2,206,626
Industrial Bank of Korea	54,962	745,685
Kakao Corp.	19,301	881,906
KakaoBank Corp.	21,522	349,699
KB Financial Group, Inc.	22,889	1,873,211
Kia Corp.	16,297	1,371,476
Korea Electric Power Corp.	21,881	653,474
Korea Zinc Co., Ltd.	385	279,140
Korean Air Lines Co., Ltd.	30,623	476,083
Krafton, Inc.*	2,079	402,740
KT&G Corp.	9,696	913,285
LG Chem Ltd.	3,634	1,013,873
LG Corp.	10,376	584,799
LG Display Co., Ltd.*	62	640
LG Energy Solution Ltd.*	2,904	964,093
Meritz Financial Group, Inc.	6,110	473,876
POSCO Holdings, Inc.	5,289	1,152,647
Samsung Biologics Co., Ltd.*	1,204	1,081,491
Samsung C&T Corp.	6,439	1,021,382
Samsung Electro-Mechanics Co., Ltd.	5,235	900,210
Samsung Electronics Co., Ltd.	243,984	18,409,040
Samsung Fire & Marine Insurance Co., Ltd.	2,612	809,404
Samsung Heavy Industries Co., Ltd.*	45,953	953,087
Samsung SDI Co., Ltd.	4,509	1,019,055
Samsung SDS Co., Ltd.	4,496	577,482
SK Hynix, Inc.	29,027	11,388,730
SK Innovation Co., Ltd.	5,925	536,047
SK Square Co., Ltd.*	5,606	1,023,029
SK, Inc.	3,754	654,760
Woori Financial Group, Inc.	66,121	1,178,785
Yuhan Corp.	5,151	426,614
Total South Korea		67,625,634

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	10,192	837,570
Aena SME SA	38,025	1,033,574
Amadeus IT Group SA	22,912	1,753,836
Banco Bilbao Vizcaya Argentaria SA	291,251	5,860,989
Banco de Sabadell SA	274,827	1,028,698
Banco Santander SA(a)	763,747	7,780,276
Bankinter SA	34,130	514,865

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Spain (continued)
CaixaBank SA(a)	187,999	$1,988,050
Cellnex Telecom SA*	29,792	929,453
EDP Renovaveis SA	18,552	271,514
Endesa SA	18,891	677,887
Grifols SA(a)	25,499	330,657
Iberdrola SA	345,968	7,013,998
Industria de Diseno Textil SA(a)	56,513	3,124,391
Naturgy Energy Group SA	6,449	195,614
Red Electrica Corp. SA	27,668	498,497
Repsol SA	65,089	1,192,622
Telefonica SA(a)	213,883	1,082,993
Total Spain		36,115,484

Sweden — 2.9%
Alfa Laval AB	16,011	765,762
Assa Abloy AB, Class B	54,760	2,069,256
Atlas Copco AB, B Shares(a)	79,856	1,200,890
Atlas Copco AB, A Shares(a)	132,092	2,228,552
Beijer Ref AB(a)	24,310	385,682
Boliden AB*	16,338	738,373
Castellum AB(a)	29,726	337,735
Epiroc AB, Class A(a)	34,429	729,746
Epiroc AB, Class B	21,518	403,498
EQT AB(a)	29,577	1,026,977
Essity AB, Class B	32,182	884,518
Evolution AB	7,357	492,301
Fastighets AB Balder, B Shares*(a)	44,159	323,871
Getinge AB, B Shares	12,471	293,366
H & M Hennes & Mauritz AB, B Shares(a)	27,961	531,090
Hexagon AB, B Shares	111,130	1,364,467
Industrivarden AB, A Shares	17,849	744,233
Indutrade AB	15,985	427,726
Investor AB, B Shares(a)	121,264	4,005,513
Nibe Industrier AB, B Shares(a)	77,801	304,155
Saab AB, Class B(a)	19,827	1,094,480
Sandvik AB	56,623	1,720,910
Securitas AB, B Shares(a)	29,781	439,852
Skandinaviska Enskilda Banken AB, Class A	86,832	1,659,344
Skanska AB, B Shares	20,732	566,977
SKF AB, B Shares(a)	21,034	542,884
Svenska Cellulosa AB SCA, Class B(a)	34,703	463,377
Svenska Handelsbanken AB, A Shares(a)	82,914	1,089,215
Swedbank AB, A Shares	44,187	1,345,277
Tele2 AB, B Shares	34,389	545,043
Telefonaktiebolaget LM Ericsson, B Shares	146,356	1,477,051
Telia Co. AB(a)	142,436	559,390
Trelleborg AB, B Shares	12,545	525,324
Volvo AB, B Shares(a)	92,407	2,550,501
Total Sweden		33,837,336

Switzerland — 4.4%
ABB Ltd.	82,763	6,150,907
Adecco Group AG	10,425	291,160
Avolta AG*	5,778	303,889
Bachem Holding AG(a)	1,848	134,097
Baloise Holding AG	2,954	733,762
Barry Callebaut AG(a)	208	271,028

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	110	$1,695,048
Cie Financiere Richemont SA, Class A	27,313	5,399,655
DSM-Firmenich AG	9,955	812,348
EMS-Chemie Holding AG	501	343,570
Galderma Group AG	8,157	1,508,956
Geberit AG	1,808	1,322,075
Givaudan SA	421	1,729,627
Helvetia Holding AG(a)	2,471	607,631
Julius Baer Group Ltd.	12,465	841,611
Kuehne + Nagel International AG	2,612	501,088
Logitech International SA	8,118	977,699
Lonza Group AG	3,692	2,548,871
Partners Group Holding AG	1,194	1,461,209
PSP Swiss Property AG	3,927	680,468
Sandoz Group AG	22,245	1,482,538
Schindler Holding AG, Participating Certificate	3,451	1,229,506
SGS SA	9,366	1,057,299
SIG Group AG*(a)	19,908	222,578
Sika AG	8,475	1,659,633
Sonova Holding AG	2,728	742,872
Straumann Holding AG	5,704	717,663
Swatch Group AG (The), Bearer(a)	2,156	450,672
Swiss Prime Site AG	6,230	887,062
Swisscom AG(a)	1,559	1,144,853
Temenos AG	3,403	321,542
UBS Group AG	167,265	6,403,056
VAT Group AG	1,570	685,109
Zurich Insurance Group AG	7,641	5,320,858
Total Switzerland		50,639,940

Thailand — 0.0%(b)
Thai Beverage PCL	366,301	135,099

United Kingdom — 10.4%
3i Group PLC	49,812	2,879,609
Admiral Group PLC	14,471	622,858
Ashtead Group PLC	22,234	1,482,228
Associated British Foods PLC	16,765	505,514
AstraZeneca PLC	76,491	12,532,094
Auto Trader Group PLC	50,099	513,681
Aviva PLC	162,942	1,431,351
BAE Systems PLC	156,921	3,857,463
Barclays PLC	722,535	3,863,671
Barratt Redrow PLC	75,207	371,826
Beazley PLC	34,158	417,595
Berkeley Group Holdings PLC	5,891	311,764
British American Tobacco PLC	103,542	5,310,962
British Land Co. PLC (The)	55,647	277,533
BT Group PLC	299,719	731,459
Bunzl PLC	20,341	617,884
Burberry Group PLC*	19,184	311,911
Centrica PLC	269,888	635,786
CK Hutchison Holdings Ltd.	154,125	1,021,260
Compass Group PLC	89,253	2,956,259
Convatec Group PLC	90,647	290,835
Croda International PLC	8,139	308,720
DCC PLC(a)	5,883	387,243

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Diageo PLC	116,727	$2,683,838
Entain PLC	32,549	338,867
Halma PLC	20,744	966,447
Howden Joinery Group PLC	32,943	373,742
HSBC Holdings PLC	892,372	12,467,789
ICG PLC	14,628	371,120
IMI PLC	15,473	485,463
Imperial Brands PLC	41,492	1,649,061
Informa PLC	68,984	877,164
InterContinental Hotels Group PLC	7,944	959,392
International Consolidated Airlines Group SA	116,653	640,494
Intertek Group PLC	8,276	550,740
JD Sports Fashion PLC	140,820	172,399
Kingfisher PLC	101,208	410,619
Land Securities Group PLC	48,274	394,186
Legal & General Group PLC	290,850	908,715
Lloyds Banking Group PLC	3,127,712	3,660,613
London Stock Exchange Group PLC	26,418	3,292,531
M&G PLC	125,461	434,017
Marks & Spencer Group PLC	111,524	582,881
Melrose Industries PLC	67,388	553,893
National Grid PLC	258,808	3,876,407
NatWest Group PLC	412,589	3,165,755
Next PLC	6,324	1,188,160
Pearson PLC	38,614	537,771
Persimmon PLC	17,913	284,539
Reckitt Benckiser Group PLC	35,731	2,730,338
RELX PLC	96,458	4,254,382
Rentokil Initial PLC	135,140	748,746
Rightmove PLC	43,489	381,683
Rolls-Royce Holdings PLC	438,397	6,721,796
Sage Group PLC (The)	53,183	803,209
Segro PLC	67,718	620,487
Severn Trent PLC	15,384	562,105
Smith & Nephew PLC	47,774	881,891
Smiths Group PLC	19,812	655,437
Spirax Group PLC	4,191	390,676
SSE PLC(a)	60,750	1,529,286
St James’s Place PLC	28,132	479,573
Standard Chartered PLC	95,844	1,963,800
Taylor Wimpey PLC	205,192	283,611
Tesco PLC	349,915	2,112,032
Unilever PLC	126,115	7,603,817
United Utilities Group PLC	39,657	625,502
Vodafone Group PLC	989,541	1,197,923
Weir Group PLC (The)	14,855	577,712
Whitbread PLC	10,203	388,350
Wise PLC, Class A*	39,524	501,891
WPP PLC	60,203	227,406
Total United Kingdom		119,707,762

United States — 8.0%
Aegon Ltd.	76,117	580,366
Alcon AG	26,336	1,961,872
Amrize Ltd.*	26,253	1,356,555
AP Moller - Maersk A/S, Class B(a)	346	714,243
BP PLC	815,961	4,741,691
CSL Ltd.	25,493	2,978,993
Experian PLC	48,149	2,243,858

	Shares	Value
Common Stocks (continued)
United States (continued)
Ferrovial SE	25,472	$ 1,564,070
GQG Partners, Inc.	34,634	35,484
GSK PLC	207,606	4,856,560
Haleon PLC	476,070	2,214,846
Holcim AG*	26,513	2,356,197
James Hardie Industries PLC*	28,752	606,274
Nestle SA	129,215	12,375,022
Novartis AG	96,217	11,898,426
QIAGEN NV	10,894	512,511
Roche Holding AG	37,514	12,098,878
Samsonite Group SA	79,948	167,360
Sanofi SA	55,671	5,628,785
Schneider Electric SE	28,248	8,023,815
Shell PLC	302,499	11,317,084
Stellantis NV	116,518	1,180,511
Swiss Re AG	15,735	2,873,561
Total United States		92,286,962

Total Common Stocks
(Cost $904,530,502)		1,140,415,621

Preferred Stocks — 0.4%
Germany — 0.2%
Henkel AG & Co. KGaA, 2.90%	9,145	741,606
Volkswagen AG, 7.05%(a)	12,790	1,331,849
Total Germany		2,073,455

South Korea — 0.2%
Samsung Electronics Co., Ltd., 1.75%	45,731	2,709,034

Total Preferred Stocks
(Cost $4,010,334)		4,782,489

Right — 0.0%(b)
Norway — 0.0%(b)
Vend Marketplaces ASA*
(Cost $0)	8,482	18,213

Investment Company — 0.2%
International Equity Core Funds — 0.2%
Vanguard FTSE Developed Markets ETF
(Cost $1,916,334)	32,422	1,977,094

Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(c)(d)	10,246,125	10,246,125
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(c)	568,423	568,423

Total Short-Term Investments
(Cost $10,814,548)		10,814,548

Total Investments — 100.6% (Cost $921,271,718)		1,158,007,965
Other Assets and Liabilities,Net — (0.6)%		(6,559,341)
Net Assets — 100.0%		$1,151,448,624

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $40,478,377; total market value of collateral held by the Fund was $42,751,011. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $32,504,886.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at October 31, 2025.

(d)Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2025:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	10/12/2027	Monthly	$4,878,400	$—

At October 31, 2025, there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)Reflects the value at reset date of October 31, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

Forward Foreign Currency Contracts Outstanding as of October 31, 2025:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2025	Unrealized Appreciation
Australian Dollar	11/04/25	Morgan Stanley	57,624,355	$37,721,883	$37,725,723	$3,840
Swiss Franc	11/04/25	Morgan Stanley	36,938,007	46,012,042	46,035,963	23,921
Danish Krone	11/04/25	Morgan Stanley	59,102,894	9,136,463	9,137,998	1,535
Euro	11/04/25	Morgan Stanley	149,078,842	172,058,153	172,105,718	47,565
Great British Pound	11/04/25	Morgan Stanley	56,505,188	74,235,611	74,240,306	4,695
Hong Kong Dollar	11/04/25	Morgan Stanley	87,530,328	11,261,412	11,262,877	1,465
Israeli Shekel	11/04/25	Morgan Stanley	17,824,514	5,476,841	5,477,326	485
Japanese Yen	11/05/25	Morgan Stanley	19,526,732,073	126,745,356	126,816,147	70,791
South Korean Won#	11/05/25	Morgan Stanley	39,721,792,769	27,790,109	27,886,208	96,099
New Zealand Dollar	11/04/25	Morgan Stanley	2,167,395	1,241,096	1,241,365	269
Polish Zloty	11/04/25	Morgan Stanley	7,310,718	1,981,026	1,981,163	137
Swedish Krona	11/04/25	Morgan Stanley	152,746,684	16,089,693	16,095,154	5,461
Singapore Dollar	11/04/25	Morgan Stanley	9,529,404	7,321,413	7,324,415	3,002
Unrealized Appreciation				$537,071,098	$537,330,363	$259,265

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2025	Unrealized Appreciation
Australian Dollar	11/04/25	Morgan Stanley	(57,064,087)	$(37,829,134)	$(37,358,924)	$470,210
Swiss Franc	11/04/25	Morgan Stanley	(36,938,007)	(46,594,906)	(46,035,963)	558,943
Danish Krone	11/04/25	Morgan Stanley	(59,102,894)	(9,324,531)	(9,137,998)	186,533
Euro	11/04/25	Morgan Stanley	(149,078,842)	(175,430,759)	(172,105,718)	3,325,041
British Pound	11/04/25	Morgan Stanley	(56,505,188)	(76,062,803)	(74,240,306)	1,822,497
Hong Kong Dollar	11/04/25	Morgan Stanley	(485,972)	(62,542)	(62,532)	10
Japanese Yen	11/04/25	Morgan Stanley	(19,526,732,073)	(132,620,498)	(126,816,147)	5,804,351
South Korean Won#	11/04/25	Morgan Stanley	(39,499,186,782)	(28,152,983)	(27,729,930)	423,053
Norwegian Krone	11/04/25	Morgan Stanley	(30,023,315)	(3,009,062)	(2,967,622)	41,440
Norwegian Krone	12/04/25	Morgan Stanley	(29,391,038)	(2,905,119)	(2,905,063)	56
New Zealand Dollar	11/04/25	Morgan Stanley	(2,167,395)	(1,259,787)	(1,241,365)	18,422
Polish Zloty	11/04/25	Morgan Stanley	(7,310,718)	(2,013,514)	(1,981,163)	32,351
Swedish Krona	11/04/25	Morgan Stanley	(152,746,684)	(16,273,347)	(16,095,154)	178,193
Singapore Dollar	11/04/25	Morgan Stanley	(9,529,404)	(7,409,623)	(7,324,415)	85,208
Unrealized Appreciation				$(538,948,608)	$(526,002,300)	$12,946,308

Total Unrealized Appreciation						$13,205,573

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

October 31, 2025 (unaudited)

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2025	Unrealized (Depreciation)
Norwegian Krone	11/04/25	Morgan Stanley	30,023,315	$2,967,923	$2,967,622	$(301)
Unrealized Depreciation				$2,967,923	$2,967,622	$(301)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2025	Unrealized (Depreciation)
Australian Dollar	11/04/25	Morgan Stanley	(560,268)	$(364,385)	$(366,798)	$(2,413)
Australian Dollar	12/04/25	Morgan Stanley	(58,347,125)	(38,204,822)	(38,212,450)	(7,628)
Swiss Franc	12/04/25	Morgan Stanley	(37,981,245)	(47,473,055)	(47,505,053)	(31,998)
Danish Krone	12/04/25	Morgan Stanley	(58,955,300)	(9,131,106)	(9,133,643)	(2,537)
Euro	12/04/25	Morgan Stanley	(155,244,797)	(179,459,414)	(179,530,277)	(70,863)
British Pound	12/04/25	Morgan Stanley	(59,502,400)	(78,171,040)	(78,183,312)	(12,272)
Hong Kong Dollar	11/04/25	Morgan Stanley	(87,044,356)	(11,195,049)	(11,200,345)	(5,296)
Hong Kong Dollar	12/04/25	Morgan Stanley	(88,124,358)	(11,342,367)	(11,345,385)	(3,018)
Israeli Shekel	11/04/25	Morgan Stanley	(17,824,514)	(5,394,925)	(5,477,325)	(82,400)
Israeli Shekel	12/04/25	Morgan Stanley	(18,221,291)	(5,597,527)	(5,599,099)	(1,572)
Japanese Yen	12/05/25	Morgan Stanley	(21,112,050,360)	(137,438,663)	(137,534,769)	(96,106)
South Korean Won#	11/04/25	Morgan Stanley	(222,605,987)	(155,808)	(156,278)	(470)
South Korean Won#	12/05/25	Morgan Stanley	(49,957,833,910)	(34,990,604)	(35,121,157)	(130,553)
New Zealand Dollar	12/04/25	Morgan Stanley	(2,195,605)	(1,258,705)	(1,259,128)	(423)
Polish Zloty	12/04/25	Morgan Stanley	(8,337,239)	(2,258,412)	(2,258,779)	(367)
Swedish Krona	12/04/25	Morgan Stanley	(160,600,455)	(16,945,627)	(16,953,432)	(7,805)
Singapore Dollar	12/04/25	Morgan Stanley	(9,935,817)	(7,650,551)	(7,654,548)	(3,997)
Unrealized Depreciation				$(587,032,060)	$(587,491,778)	$(459,718)

Total Unrealized Depreciation						$(460,019)

Net Unrealized Appreciation (Depreciation)						$12,745,554

The total value of securities segregated as collateral for forward foreign currency contracts with counterparty Morgan Stanley amounted to $9,213,853 at October 31, 2025.

#Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$1,139,334,130	$1,081,491	$—	$1,140,415,621
Preferred Stocks	4,782,489	—	—	4,782,489
Right	—	18,213	—	18,213
Investment Company	1,977,094	—	—	1,977,094
Short-Term Investments:
Money Market Funds	10,814,548	—	—	10,814,548
Total Investments in Securities	$1,156,908,261	$1,099,704	$—	$1,158,007,965
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	—	13,205,573	—	13,205,573
Swap Contracts	—	—	—	—
Total Other Financial Instruments	—	13,205,573	—	13,205,573
Total Investments in Securities and Other Financial Instruments	$1,156,908,261	$14,305,277	$—	$1,171,213,538
Liability Valuation Inputs
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	$—	$(460,019)	$—	$(460,019)

(g)For a complete listing of investments and their countries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 95.5%
Communication Services — 12.7%
Alphabet, Inc., Class A	2,842	$799,142
Electronic Arts, Inc.	156	31,209
Match Group, Inc.	149	4,819
Meta Platforms, Inc., Class A	661	428,559
Pinterest, Inc., Class A*	371	12,280
Reddit, Inc., Class A*	83	17,343
Trade Desk, Inc. (The), Class A*	277	13,928
Total Communication Services		1,307,280

Consumer Discretionary — 5.8%
Airbnb, Inc., Class A*	266	33,660
Amazon.com, Inc.*	2,188	534,353
Deckers Outdoor Corp.*	92	7,498
Duolingo, Inc.*(a)	25	6,766
Gentex Corp.	136	3,189
Lucid Group, Inc.*(a)	190	3,373
SharkNinja, Inc.*	88	7,524
Total Consumer Discretionary		596,363

Consumer Staples — 3.5%
BellRing Brands, Inc.*	78	2,350
Church & Dwight Co., Inc.	151	13,241
Colgate-Palmolive Co.	501	38,602
Ingredion, Inc.	40	4,616
Kenvue, Inc.	1,191	17,115
Kimberly-Clark Corp.	206	24,660
PepsiCo, Inc.	844	123,300
Philip Morris International, Inc.	965	139,279
Total Consumer Staples		363,163

Health Care — 10.2%
Alnylam Pharmaceuticals, Inc.*	81	36,939
BioMarin Pharmaceutical, Inc.*	119	6,375
Corcept Therapeutics, Inc.*(a)	66	4,849
Doximity, Inc., Class A*	84	5,544
Eli Lilly & Co.	584	503,910
Halozyme Therapeutics, Inc.*(a)	72	4,694
Incyte Corp.*	121	11,311
Insmed, Inc.*	131	24,837
Ionis Pharmaceuticals, Inc.*	99	7,356
Johnson & Johnson	1,487	280,850
Mettler-Toledo International, Inc.*	12	16,995
Moderna, Inc.*(a)	242	6,573
Neurocrine Biosciences, Inc.*	61	8,736
Regeneron Pharmaceuticals, Inc.	64	41,715
ResMed, Inc.	90	22,219
Veeva Systems, Inc., Class A*	101	29,411
Zoetis, Inc.	274	39,481
Total Health Care		1,051,795

Industrials — 5.1%
Acuity, Inc.	19	6,936
Allegion PLC	53	8,786
Allison Transmission Holdings, Inc.	52	4,293
Automatic Data Processing, Inc.	251	65,335
Axon Enterprise, Inc.*	48	35,147
Dayforce, Inc.*	98	6,736
Deere & Co.	168	77,554

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Eaton Corp. PLC	241	$91,956
Generac Holdings, Inc.*	37	6,217
Graco, Inc.	103	8,422
IDEX Corp.	47	8,059
Illinois Tool Works, Inc.	180	43,906
ITT, Inc.	49	9,068
Lincoln Electric Holdings, Inc.	35	8,206
Paylocity Holding Corp.*	35	4,944
Rocket Lab Corp.*(a)	300	18,894
Simpson Manufacturing Co., Inc.	26	4,589
Trane Technologies PLC	138	61,914
Valmont Industries, Inc.	12	4,961
Vertiv Holdings Co., Class A	237	45,708
Woodward, Inc.	37	9,698
Total Industrials		531,329

Information Technology — 57.4%
Adobe, Inc.*	188	63,978
Appfolio, Inc., Class A*	10	2,544
Apple, Inc.	4,832	1,306,428
Applied Materials, Inc.	357	83,217
AppLovin Corp., Class A*	137	87,314
Arista Networks, Inc.*	563	88,779
Atlassian Corp., Class A*	75	12,706
Autodesk, Inc.*	96	28,929
Bentley Systems, Inc., Class B(a)	131	6,659
Broadcom, Inc.	1,351	499,370
Cadence Design Systems, Inc.*	122	41,320
Cisco Systems, Inc.	1,772	129,551
Confluent, Inc., Class A*	131	3,061
Datadog, Inc., Class A*	144	23,445
Dell Technologies, Inc., Class C	151	24,463
Docusign, Inc.*	90	6,583
Fortinet, Inc.*	343	29,645
Intuit, Inc.	124	82,776
Lam Research Corp.	563	88,650
MACOM Technology Solutions Holdings, Inc.*	33	4,888
Manhattan Associates, Inc.*	27	4,916
Marvell Technology, Inc.	387	36,277
Microsoft Corp.	2,456	1,271,741
Motorola Solutions, Inc.	74	30,097
Nutanix, Inc., Class A*	121	8,620
NVIDIA Corp.	7,614	1,541,759
Palo Alto Networks, Inc.*(a)	303	66,733
Pegasystems, Inc.	76	4,837
PTC, Inc.*	53	10,523
Pure Storage, Inc., Class A*	148	14,608
QUALCOMM, Inc.	483	87,375
SentinelOne, Inc., Class A*	143	2,553
ServiceNow, Inc.*	93	85,493
Snowflake, Inc., Class A*	152	41,782
Synopsys, Inc.*	83	37,667
Ubiquiti, Inc.	27	21,254
Universal Display Corp.	21	3,093
Workday, Inc., Class A*	98	23,512
Total Information Technology		5,907,146

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials — 0.8%
Corteva, Inc.	421	$25,866
Sherwin-Williams Co. (The)	154	53,121
Total Materials		78,987

Total Common Stocks
(Cost $8,732,853)		9,836,063

Investment Companies — 4.6%
Exchange-Traded Funds — 4.6%
Communication Services Select Sector SPDR Fund	508	58,324
Consumer Discretionary Select Sector SPDR Fund	393	94,293
Fidelity MSCI Communication Services Index ETF	826	58,357
Fidelity MSCI Consumer Discretionary Index ETF	919	94,372
Fidelity MSCI Information Technology Index ETF	353	83,470
Technology Select Sector SPDR Fund	277	83,288

Total Investment Companies
(Cost $465,205)		472,104

Total Investments — 100.1% (Cost $9,198,058)		10,308,167
Other Assets and Liabilities, Net — (0.1)%		(12,836)
Net Assets — 100.0%		$10,295,331

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $93,619; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $94,574.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$9,836,063	$—	$—	$9,836,063
Investment Companies	472,104	—	—	472,104
Total Investments in Securities	$10,308,167	$—	$—	$10,308,167

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Brazil — 2.0%
MercadoLibre, Inc.*	41	$95,418
TOTVS SA	455	3,749
Vale SA	3,716	45,032
WEG SA	3,455	27,010
Total Brazil		171,209

Canada — 0.8%
Celestica, Inc.*	79	27,225
Constellation Software, Inc.	14	36,881
Descartes Systems Group, Inc. (The)*	62	5,481
Total Canada		69,587

China — 1.7%
Airtac International Group	175	5,186
BYD Co., Ltd., Class H	3,015	39,025
Chifeng Jilong Gold Mining Co., Ltd., Class H	296	1,097
Hisense Home Appliances Group Co., Ltd., Class H	879	2,594
Kanzhun Ltd.	348	7,712
Kingsoft Corp., Ltd.	1,229	5,354
NetEase, Inc.	2,581	72,062
Silergy Corp.	315	2,280
Tongcheng Travel Holdings Ltd.	2,043	5,625
Zhuzhou CRRC Times Electric Co., Ltd., Class H	463	2,360
Total China		143,295

Denmark — 1.8%
Genmab A/S*	53	15,057
Novo Nordisk A/S, Class B	2,756	134,594
Total Denmark		149,651

Finland — 0.2%
Wartsila OYJ Abp	492	16,110

France — 0.7%
Dassault Systemes SE	920	26,154
Legrand SA	215	37,099
Total France		63,253

Germany — 5.9%
GEA Group AG	137	9,804
Knorr-Bremse AG	135	12,559
Nemetschek SE	81	9,349
Rheinmetall AG	37	72,663
SAP SE	832	215,538
Siemens AG	650	184,219
Total Germany		504,132

Hungary — 0.1%
Richter Gedeon Nyrt	163	5,030

Israel — 0.6%
Check Point Software Technologies Ltd.*	75	14,676
Elbit Systems Ltd.	38	18,216
Next Vision Stabilized Systems Ltd.	71	3,120
Nice Ltd.*	45	6,107
Nova Ltd.*	21	7,281
Total Israel		49,400

	Shares	Value
Common Stocks (continued)
Italy — 0.9%
Ferrari NV	158	$63,189
Recordati Industria Chimica e Farmaceutica SpA	176	10,462
Total Italy		73,651

Japan — 7.5%
Advantest Corp.	522	78,391
Ajinomoto Co., Inc.	830	23,560
Asics Corp.	611	15,638
Astellas Pharma, Inc.	1,506	15,773
Bandai Namco Holdings, Inc.	540	16,832
Capcom Co., Ltd.	446	11,679
Chugai Pharmaceutical Co., Ltd.	1,372	62,778
Daicel Corp.	260	2,242
Daiichi Sankyo Co., Ltd.	1,553	36,987
Denso Corp.	2,389	33,519
Dexerials Corp.	144	2,335
Disco Corp.	75	25,126
DMG Mori Co., Ltd.	134	2,088
Ebara Corp.	390	10,458
Japan Tobacco, Inc.	1,635	56,939
Kaneka Corp.	67	1,852
Kobayashi Pharmaceutical Co., Ltd.	75	2,495
Komatsu Ltd.	782	26,223
Konami Group Corp.	119	19,883
Kyowa Kirin Co., Ltd.	452	6,989
Nippon Shinyaku Co., Ltd.	75	1,568
Nissan Chemical Corp.	122	4,132
Nitto Denko Corp.	566	14,160
NOF Corp.	213	3,798
Ono Pharmaceutical Co., Ltd.	437	5,323
Organo Corp.	42	3,621
Renesas Electronics Corp.	1,298	16,101
Rohto Pharmaceutical Co., Ltd.	216	3,350
Sankyo Co., Ltd.	233	4,048
Sanwa Holdings Corp.	193	5,274
SCREEN Holdings Co., Ltd.	69	6,577
Shionogi & Co., Ltd.	746	12,493
Socionext, Inc.	142	3,218
Sumitomo Bakelite Co., Ltd.	88	2,937
Suzuki Motor Corp.	1,620	24,270
Taiyo Holdings Co., Ltd.	55	2,948
Tokyo Electron Ltd.	321	71,220
Tokyo Ohka Kogyo Co., Ltd.	115	4,220
Total Japan		641,045

Netherlands — 3.7%
ASM International NV	34	22,054
ASML Holding NV	263	278,694
BE Semiconductor Industries NV	57	9,711
Total Netherlands		310,459

Norway — 0.2%
Kongsberg Gruppen ASA	726	18,590

South Korea — 0.9%
HD Hyundai Marine Solution Co., Ltd.	39	6,583
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	59	19,629

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hyundai Rotem Co., Ltd.	91	$14,722
LS Electric Co., Ltd.	26	7,938
Samsung Heavy Industries Co., Ltd.*	733	15,203
Samyang Foods Co., Ltd.	7	6,623
SK Biopharmaceuticals Co., Ltd.*	68	5,513
Total South Korea		76,211

Sweden — 3.4%
Alfa Laval AB	343	16,405
Assa Abloy AB, Class B	866	32,724
Atlas Copco AB, A Shares	3,873	65,342
Epiroc AB, Class A	967	20,496
Hexagon AB, B Shares	1,787	21,941
Saab AB, Class B	440	24,289
Sandvik AB	1,031	31,334
SKF AB, B Shares	384	9,911
Telefonaktiebolaget LM Ericsson, B Shares	2,323	23,444
Volvo AB, B Shares	1,664	45,928
Total Sweden		291,814

Switzerland — 1.5%
ABB Ltd.	1,500	111,479
Logitech International SA	112	13,489
Total Switzerland		124,968

Taiwan — 7.2%
Accton Technology Corp.	392	13,772
Advantech Co., Ltd.	621	6,333
Asia Vital Components Co., Ltd.	273	12,655
Delta Electronics, Inc.	1,767	57,193
E Ink Holdings, Inc.	834	5,752
Elite Material Co., Ltd.	249	11,016
Fortune Electric Co., Ltd.	276	6,420
Gold Circuit Electronics Ltd.	362	5,482
Hotai Motor Co., Ltd.	472	8,690
International Games System Co., Ltd.	245	5,738
Jentech Precision Industrial Co., Ltd.	102	7,068
momo.com, Inc.	267	2,028
Parade Technologies Ltd.	70	1,548
PharmaEssentia Corp.	331	5,362
Quanta Computer, Inc.	2,650	25,904
Taiwan Semiconductor Manufacturing Co., Ltd.	8,453	412,462
Voltronic Power Technology Corp.	81	3,188
Wiwynn Corp.	129	18,317
Total Taiwan		608,928

Turkey — 0.3%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,775	18,279
Hektas Ticaret TAS*	11,441	972
Koza Anadolu Metal Madencilik Isletmeleri A/S*	506	1,089
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	1,059	1,015
Turk Altin Isletmeleri A/S*	3,240	2,071
Total Turkey		23,426

United Kingdom — 2.4%
AstraZeneca PLC	1,261	206,599

	Shares	Value
Common Stocks (continued)
United States — 58.0%
Adobe, Inc.*	71	$24,162
Advanced Micro Devices, Inc.*	272	69,665
Airbnb, Inc., Class A*	89	11,262
Allegion PLC	72	11,935
Alphabet, Inc., Class A	1,813	509,797
Amazon.com, Inc.*	1,845	450,586
AMETEK, Inc.	48	9,701
Apple, Inc.	1,834	495,859
Applied Materials, Inc.	135	31,468
AppLovin Corp., Class A*	52	33,141
Arista Networks, Inc.*	212	33,430
Atlassian Corp., Class A*	30	5,083
Autodesk, Inc.*	37	11,150
Automatic Data Processing, Inc.	82	21,345
Axon Enterprise, Inc.*	16	11,716
Broadcom, Inc.	789	291,638
Cadence Design Systems, Inc.*	47	15,918
Church & Dwight Co., Inc.	53	4,648
Cisco Systems, Inc.	665	48,618
Cloudflare, Inc., Class A*	54	13,678
Colgate-Palmolive Co.	167	12,867
Corteva, Inc.	142	8,724
Crowdstrike Holdings, Inc., Class A*	43	23,349
Datadog, Inc., Class A*	56	9,117
Deckers Outdoor Corp.*	34	2,771
Deere & Co.	55	25,390
Dell Technologies, Inc., Class C	59	9,559
Docusign, Inc.*	39	2,852
DoorDash, Inc., Class A*	82	20,858
Eaton Corp. PLC	317	120,954
Electronic Arts, Inc.	52	10,403
Eli Lilly & Co.	190	163,943
Fortinet, Inc.*	132	11,409
GSK PLC	3,313	77,502
HubSpot, Inc.*	10	4,919
IDEX Corp.	17	2,915
Illinois Tool Works, Inc.	60	14,635
Incyte Corp.*	43	4,020
International Business Machines Corp.	157	48,263
Intuit, Inc.	47	31,375
Intuitive Surgical, Inc.*	72	38,468
Johnson & Johnson	484	91,413
Kenvue, Inc.	410	5,892
Keysight Technologies, Inc.*	31	5,672
Kimberly-Clark Corp.	70	8,380
Lam Research Corp.	212	33,382
Marvell Technology, Inc.	148	13,873
Meta Platforms, Inc., Class A	434	281,384
Mettler-Toledo International, Inc.*	4	5,665
Microsoft Corp.	991	513,150
MongoDB, Inc.*	15	5,397
Monolithic Power Systems, Inc.	8	8,040
Motorola Solutions, Inc.	29	11,795
NVIDIA Corp.	3,065	620,632
Oracle Corp.	477	125,265
Palo Alto Networks, Inc.*(a)	115	25,328
PepsiCo, Inc.	276	40,321
Philip Morris International, Inc.	314	45,320
Pinterest, Inc., Class A*	131	4,336

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
PTC, Inc.*	22	$4,368
Pure Storage, Inc., Class A*	59	5,823
QUALCOMM, Inc.	182	32,924
Regeneron Pharmaceuticals, Inc.	22	14,340
ResMed, Inc.	31	7,653
ServiceNow, Inc.*	35	32,175
Sherwin-Williams Co. (The)	51	17,592
Snowflake, Inc., Class A*	58	15,943
Synopsys, Inc.*	32	14,522
Texas Instruments, Inc.	154	24,865
Trade Desk, Inc. (The), Class A*	96	4,827
Trane Technologies PLC	181	81,206
Ubiquiti, Inc.	11	8,659
Veeva Systems, Inc., Class A*	34	9,901
Vertiv Holdings Co., Class A	79	15,236
Workday, Inc., Class A*	38	9,117
Zoetis, Inc.	91	13,112
Zoom Video Communications, Inc., Class A*	49	4,274
Zscaler, Inc.*	28	9,272
Total United States		4,920,147

Total Common Stocks
(Cost $7,109,451)		8,467,505

Preferred Stock — 0.0%(b)
Germany — 0.0%(b)
FUCHS SE, 3.00%
(Cost $2,339)	50	2,238

	Shares	Value
Warrants — 0.0%(b)
Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	$ 0

Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(d)
(Cost $3)	3	3

Total Investments — 99.8% (Cost $7,111,793)		8,469,746
Other Assets and Liabilities, Net — 0.2%		13,083
Net Assets — 100.0%		$8,482,829

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $25,319; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $25,627.

(b)Less than 0.05%.

(c)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(d)Reflects the 1-day yield at October 31, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$8,467,505	$—	$—	$8,467,505
Preferred Stock	2,238	—	—	2,238
Warrants	—	—	0(f)	—
Short-Term Investment:
Money Market Fund	3	—	—	3
Total Investments in Securities	$8,469,746	$—	$0	$8,469,746

(e)For a complete listing of investments and their countries, see the Schedule of Investments.

(f)The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.(See Note 2)

Statements of Assets and Liabilities

October 31, 2025 (unaudited)

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI Candriam U.S. Mid Cap Equity ETF
Assets
Investments, at value (including securities on loan)(a)	$900,039,699	$251,449,664	$225,165,728	$212,481,571
Investments in affiliates, at value	34,379,169	—	—	—
Cash	551,627	688,212	—	—
Foreign currency(b)	—	—	3,916	—
Deposits at broker for swap contracts	316,000	—	—	—
Due from broker	452,830	474,783	—	—
Securities lending income receivable	65,541	2,844	1,814	3,061
Dividend receivable	24	174,058	545,965	87,327
Receivable for investments sold	—	708,738	9,087	—
Reclaims receivable	—	1,582,822	696,611	2,776
Prepaid expenses	—	—	12,929	—
Total Assets	935,804,890	255,081,121	226,436,050	212,574,735

Liabilities
Collateral for investments on loan	102,565,166	599,667	1,173,212	393,775
Advisory fees payable	361,330	161,281	26,634	25,349
Trustee fees payable	6,757	2,130	2,151	2,248
Compliance fees payable	80	18	31	54
Payable for investments purchased	—	713	9,070	—
Due to broker	—	—	6,104	—
Cash due to custodian	—	—	119	—
Foreign currency due to custodian(b)	—	17,890	—	—
Unrealized depreciation on swap transactions	—	49,608	—	—
Accrued expenses and other liabilities	3,297	233,471	645	798
Total Liabilities	102,936,630	1,064,778	1,217,966	422,224
Net Assets	$832,868,260	$254,016,343	$225,218,084	$212,152,511

Composition of Net Assets
Paid-in capital	$852,087,058	$285,050,282	$198,466,566	$195,672,764
Total distributable earnings/(accumulated loss)	(19,218,798)	(31,033,939)	26,751,518	16,479,747
Net Assets	$832,868,260	$254,016,343	$225,218,084	$212,152,511

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	24,600,000	7,100,000	6,550,000	6,225,000
Net Asset Value Per Share	$33.86	$35.78	$34.38	$34.08
Investments, at cost	$852,945,045	$249,678,543	$189,443,828	$188,060,865
Investments in affiliates, at cost	$31,467,573	$—	$—	$—
(a)Market value of securities on loan	$131,344,652	$5,988,584	$6,864,644	$7,080,690
(b)Cost of foreign currency	$—	$—	$3,901	$—

Statements of Assets and Liabilities (continued)

October 31, 2025 (unaudited)

	NYLI Candriam U.S. Large Cap Equity ETF	NYLI FTSE International Equity Currency Neutral ETF	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF
Assets
Investments, at value (including securities on loan)(a)	$265,615,614	$1,158,007,965	$10,308,167	$8,469,746
Foreign currency(b)	—	14,831	—	65,055
Dividend receivable	165,592	2,743,613	662	4,983
Securities lending income receivable	54	8,707	53	18
Receivable for investments sold	—	12,989,087	24,606	1,070,551
Reclaims receivable	—	1,825,044	—	8,271
Unrealized appreciation on forward foreign currency contracts	—	13,205,573	—	—
Prepaid expenses	—	9,600	—	—
Total Assets	265,781,260	1,188,804,420	10,333,488	9,618,624

Liabilities
Advisory fees payable	16,898	181,999	998	1,192
Trustee fees payable	5,424	8,119	67	61
Compliance fees payable	137	23	1	1
Payable for investments purchased	—	26,439,950	—	1,072,767
Due to broker	—	15,570	—	2
Cash due to custodian	—	—	37,039	61,721
Collateral for investments on loan	—	10,246,125	—	—
Unrealized depreciation on forward foreign currency contracts	—	460,019	—	—
Accrued expenses and other liabilities	1,628	3,991	52	51
Total Liabilities	24,087	37,355,796	38,157	1,135,795
Net Assets	$265,757,173	$1,151,448,624	$10,295,331	$8,482,829

Composition of Net Assets
Paid-in capital	$199,520,176	$937,057,143	$8,469,156	$6,753,022
Total distributable earnings/(accumulated loss)	66,236,997	214,391,481	1,826,175	1,729,807
Net Assets	$265,757,173	$1,151,448,624	$10,295,331	$8,482,829

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	4,900,000	36,000,000	250,000	225,000
Net Asset Value Per Share	$54.24	$31.98	$41.18	$37.70
Investments, at cost	$221,335,694	$921,271,718	$9,198,058	$7,111,793
(a)Market value of securities on loan	$345,138	$40,478,377	$93,619	$25,319
(b)Cost of foreign currency	$—	$14,818	$—	$65,055

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2025 (unaudited)

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI Candriam U.S. Mid Cap Equity ETF
Investment Income
Dividend income*	$11,803,991	$2,550,780	$2,840,033	$1,580,547
Securities lending income, net of borrower rebates	405,323	43,052	11,772	14,208
Total investment income	12,209,314	2,593,832	2,851,805	1,594,755

Expenses
Advisory fees (See Note 3)	2,717,854	923,796	161,455	161,093
Trustee fees	33,666	11,080	10,123	10,055
Legal fees	6,475	2,141	1,891	1,981
Compliance fees	852	267	264	259
Miscellaneous fees	80	921	29	29
Total expenses	2,758,927	938,205	173,762	173,417
Waivers/Reimbursement (See Note 3)	(797,238)	—	(12,307)	(12,324)
Net expenses	1,961,689	938,205	161,455	161,093
Net investment income	10,247,625	1,655,627	2,690,350	1,433,662

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	6,541,072	18,501,693	464,015	(1,636,313)
Investment in affiliates	(70)	—	—	—
In-Kind redemptions	3,048,325	427,399	2,598,567	3,595,276
Affiliates in-kind redemptions	213,088	—	—	—
Swap transactions	2,526,596	(12,701,506)	133,227	—
Forward foreign currency contracts	—	(75)	(39)	—
Foreign currency transactions	—	(114,668)	22,955	—
Net realized gain	12,329,011	6,112,843	3,218,725	1,958,963
Net change in net unrealized appreciation (depreciation) on:
Investment securities	33,434,544	604,923	16,251,311	25,677,242
Investment in affiliates	714,054	—	—	—
Swap transactions	—	(16,504)	—	—
Foreign currency translations	—	(23,374)	(38,447)	—
Net change in net unrealized appreciation	34,148,598	565,045	16,212,864	25,677,242
Net realized and unrealized gain (loss)	46,477,609	6,677,888	19,431,589	27,636,205
Net Increase in Net Assets Resulting from Operations	$56,725,234	$8,333,515	$22,121,939	$29,069,867

*Net of foreign taxes withheld of:	$—	$48,032	$268,943	$3,278

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2025 (unaudited)

	NYLI Candriam U.S. Large Cap Equity ETF	NYLI FTSE International Equity Currency Neutral ETF	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF
Investment Income
Dividend income*	$1,899,057	$14,902,062	$41,876	$65,884
Securities lending income, net of borrower rebates	3,522	50,015	317	104
Total investment income	1,902,579	14,952,077	42,193	65,988

Expenses
Advisory fees (See Note 3)	141,354	1,009,865	5,880	6,866
Trustee fees	16,971	49,328	371	340
Legal fees	3,365	9,686	69	62
Compliance fees	451	1,211	9	9
Miscellaneous fees	29	84	29	29
Total expenses	162,170	1,070,174	6,358	7,306
Waivers/Reimbursement (See Note 3)	(20,819)	—	(479)	(441)
Net expenses	141,351	1,070,174	5,879	6,865
Net investment income	1,761,228	13,881,903	36,314	59,123

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	34,925,638	(4,574,321)	(256,740)	(142,723)
In-Kind redemptions	2,005,266	14,542,252	1,484,334	1,020,244
Swap transactions	—	(5,969)	—	—
Forward foreign currency contracts	—	(23,732,960)	—	—
Foreign currency transactions	—	(117,548)	—	(3,304)
Net realized gain (loss)	36,930,904	(13,888,546)	1,227,594	874,217
Net change in net unrealized appreciation (depreciation) on:
Investment securities	21,317,242	128,999,719	893,256	988,251
Forward foreign currency contracts	—	35,021,641	—	—
Foreign currency translations	—	(200,052)	—	(638)
Net change in net unrealized appreciation	21,317,242	163,821,308	893,256	987,613
Net realized and unrealized gain (loss)	58,248,146	149,932,762	2,120,850	1,861,830
Net Increase in Net Assets Resulting from Operations	$60,009,374	$163,814,665	$2,157,164	$1,920,953

*Net of foreign taxes withheld of:	$—	$1,512,909	$—	$6,835

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF		NYLI Merger Arbitrage ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,247,625	$18,849,015	$1,655,627	$1,684,797
Net realized gain (loss)	12,329,011	(4,348,814)	6,112,843	14,361,366
Net change in net unrealized appreciation	34,148,598	11,830,125	565,045	10,520,442
Net increase in net assets resulting from operations	56,725,234	26,330,326	8,333,515	26,566,605
Distributions to Shareholders	—	(14,744,680)	—	—

Capital Share Transactions
Proceeds from shares created	132,650,053	245,280,329	23,009,285	23,527,049
Cost of shares redeemed	(45,539,698)	(120,034,631)	(10,599,275)	(83,170,949)
Net increase (decrease) from capital share transactions	87,110,355	125,245,698	12,410,010	(59,643,900)
Total increase (decrease) in net assets	143,835,589	136,831,344	20,743,525	(33,077,295)

Net Assets
Beginning of period	689,032,671	552,201,327	233,272,818	266,350,113
End of period	$832,868,260	$689,032,671	$254,016,343	$233,272,818

Changes in Shares Outstanding
Shares outstanding, beginning of period	22,050,000	18,100,000	6,750,000	8,600,000
Shares created	3,950,000	7,750,000	650,000	700,000
Shares redeemed	(1,400,000)	(3,800,000)	(300,000)	(2,550,000)
Shares outstanding, end of period	24,600,000	22,050,000	7,100,000	6,750,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Candriam International Equity ETF		NYLI Candriam U.S. Mid Cap Equity ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,690,350	$4,980,536	$1,433,662	$2,925,715
Net realized gain	3,218,725	13,328,916	1,958,963	7,724,313
Net change in net unrealized appreciation (depreciation)	16,212,864	3,647,836	25,677,242	(5,393,814)
Net increase in net assets resulting from operations	22,121,939	21,957,288	29,069,867	5,256,214
Distributions to Shareholders	(3,959,829)	(5,081,060)	(1,303,818)	(2,693,887)

Capital Share Transactions
Proceeds from shares created	8,276,077	63,597,883	5,755,746	65,673,110
Cost of shares redeemed	(9,649,566)	(56,469,581)	(19,756,942)	(68,758,066)
Net increase (decrease) from capital share transactions	(1,373,489)	7,128,302	(14,001,196)	(3,084,956)
Total increase (decrease) in net assets	16,788,621	24,004,530	13,764,853	(522,629)

Net Assets
Beginning of period	208,429,463	184,424,933	198,387,658	198,910,287
End of period	$225,218,084	$208,429,463	$212,152,511	$198,387,658

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,600,000	6,350,000	6,650,000	6,675,000
Shares created	250,000	2,125,000	175,000	2,100,000
Shares redeemed	(300,000)	(1,875,000)	(600,000)	(2,125,000)
Shares outstanding, end of period	6,550,000	6,600,000	6,225,000	6,650,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Candriam U.S. Large Cap Equity ETF		NYLI FTSE International Equity Currency Neutral ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,761,228	$4,511,172	$13,881,903	$22,487,829
Net realized gain (loss)	36,930,904	43,182,022	(13,888,546)	18,678,144
Net change in net unrealized appreciation (depreciation)	21,317,242	(20,953,010)	163,821,308	25,008,915
Net increase in net assets resulting from operations	60,009,374	26,740,184	163,814,665	66,174,888
Distributions to Shareholders	(1,768,860)	(4,472,765)	(22,156,830)	(18,231,541)

Capital Share Transactions
Proceeds from shares created	—	93,480,061	89,862,057	418,649,410
Cost of shares redeemed	(134,628,705)	(141,537,431)	(41,546,770)	(84,659,019)
Net increase (decrease) from capital share transactions	(134,628,705)	(48,057,370)	48,315,287	333,990,391
Total increase (decrease) in net assets	(76,388,191)	(25,789,951)	189,973,122	381,933,738

Net Assets
Beginning of period	342,145,364	367,935,315	961,475,502	579,541,764
End of period	$265,757,173	$342,145,364	$1,151,448,624	$961,475,502

Changes in Shares Outstanding
Shares outstanding, beginning of period	7,600,000	8,625,000	34,400,000	22,000,000
Shares created	—	2,000,000	3,000,000	15,550,000
Shares redeemed	(2,700,000)	(3,025,000)	(1,400,000)	(3,150,000)
Shares outstanding, end of period	4,900,000	7,600,000	36,000,000	34,400,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI U.S. Large Cap R&D Leaders ETF		NYLI Global Equity R&D Leaders ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$36,314	$83,154	$59,123	$109,480
Net realized gain	1,227,594	761,555	874,217	51,299
Net change in net unrealized appreciation (depreciation)	893,256	(326,897)	987,613	334,967
Net increase in net assets resulting from operations	2,157,164	517,812	1,920,953	495,746
Distributions to Shareholders	(38,232)	(82,172)	(64,503)	(102,558)

Capital Share Transactions
Proceeds from shares created	5,822,527	3,319,758	4,255,867	748,569
Cost of shares redeemed	(4,790,091)	(3,306,254)	(4,247,228)	(735,941)
Net increase from capital share transactions	1,032,436	13,504	8,639	12,628
Total increase in net assets	3,151,368	449,144	1,865,089	405,816

Net Assets
Beginning of period	7,143,963	6,694,819	6,617,740	6,211,924
End of period	$10,295,331	$7,143,963	$8,482,829	$6,617,740

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,000	225,000	225,000	225,000
Shares created	150,000	100,000	125,000	25,000
Shares redeemed	(125,000)	(100,000)	(125,000)	(25,000)
Shares outstanding, end of period	250,000	225,000	225,000	225,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,
			2025	2024	2023		2022	2021
Net asset value, beginning of period	$31.25		$30.51	$29.37	$29.76		$32.02	$29.41

Income from Investment Operations
Net investment income(a)(b)	0.47		0.94	1.33	0.72		0.41	0.42
Net realized and unrealized gain (loss)	2.14		0.50	1.04	(0.54)		(2.65)	2.79
Distributions of net realized gains from investments in other investment companies	—		0.00 (c)	—	—		0.07	0.03
Net increase (decrease) in net assets resulting from investment operations	2.61		1.44	2.37	0.18		(2.17)	3.24

Distributions from:
Net investment income	—		(0.70)	(1.23)	(0.57)		(0.09)	(0.63)
Net asset value, end of period	$33.86		$31.25	$30.51	$29.37		$29.76	$32.02
Market price, end of period	$33.86		$31.25	$30.49	$29.38		$29.75	$32.01

Total Return
Total investment return based on net asset value(d)	8.34%		4.71%	8.11%	0.68%		(6.80)%	11.01%
Total investment return based on market price(e)	8.35%		4.77%	8.00%	0.73%		(6.80)%	11.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$832,868		$689,033	$552,201	$606,499		$757,270	$795,577
Ratio to average net assets of:
Expenses net of waivers(f)	0.54	%(g)	0.54%	0.54%	0.55	%(h)	0.54%	0.54%
Expenses excluding waivers(f)	0.76	%(g)	0.76%	0.76%	0.77%		0.76%	0.76%
Net investment income(b)	2.83	%(g)	3.00%	4.43%	2.50%		1.29%	1.35%
Portfolio turnover rate(i)	33%		65%	151%	94%		138%	163%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Annualized.

(h)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Merger Arbitrage ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.56		$30.97	$31.74	$31.81	$33.62	$31.53

Income from Investment Operations
Net investment income(a)(b)	0.24		0.23	0.17	0.43	0.09	0.31
Net realized and unrealized gain (loss)	0.98		3.36	(0.56)	(0.50)	(1.90)	2.55
Distributions of net realized gains from investments in other investment companies	—		—	—	—	0.00 (c)	0.00 (c)
Net increase (decrease) in net assets resulting from investment operations	1.22		3.59	(0.39)	(0.07)	(1.81)	2.86

Distributions from:
Net investment income	—		—	(0.38)	—	—	(0.77)
Net asset value, end of period	$35.78		$34.56	$30.97	$31.74	$31.81	$33.62
Market price, end of period	$35.80		$34.57	$30.90	$31.72	$31.78	$33.67

Total Return
Total investment return based on net asset value(d)	3.34%		11.59%	(1.25)%	(0.21)%	(5.38)%	9.07%
Total investment return based on market price (e)	3.56%		11.88%	(1.42)%	(0.19)%	(5.61)%	9.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$254,016		$233,273	$266,350	$460,194	$591,634	$746,279
Ratio to average net assets of:
Expenses(f)	0.76	%(g)	0.76%	0.76%	0.77%	0.76%	0.76%
Net investment income(b)	1.34	%(g)	0.71%	0.55%	1.36%	0.28%	0.94%
Portfolio turnover rate(h)	193%		317%	386%	367%	314%	313%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Annualized.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Candriam International Equity ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.58		$29.04	$27.33	$26.16	$29.21	$21.00

Income from Investment Operations
Net investment income(a)(b)	0.42		0.77	0.74	0.79	0.85	0.62
Net realized and unrealized gain (loss)	3.00		2.55	1.76	1.16	(3.05)	8.01
Net increase (decrease) in net assets resulting from investment operations	3.42		3.32	2.50	1.95	(2.20)	8.63

Distributions from:
Net investment income	(0.62)		(0.78)	(0.79)	(0.78)	(0.85)	(0.42)
Net asset value, end of period	$34.38		$31.58	$29.04	$27.33	$26.16	$29.21
Market price, end of period	$34.37		$31.55	$28.77	$27.40	$25.79	$29.25

Total Return
Total investment return based on net asset value(c)	10.99%		11.63%	9.34%	7.98%	(7.82)%	41.45%
Total investment return based on market price(d)	11.05%		12.58%	8.03%	9.81%	(9.25)%	42.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$225,218		$208,429	$184,425	$192,671	$198,798	$186,951
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses excluding waivers/reimbursements(e)	0.16	%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income(b)	2.50	%(f)	2.56%	2.71%	3.19%	2.90%	2.41%
Portfolio turnover rate(g)	6%		22%	26%	17%	10%	21%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Candriam U.S. Mid Cap Equity ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,			For the Period October 25, 2022(a) to April 30, 2023
			2025		2024
Net asset value, beginning of period	$29.83		$29.80		$26.74	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.22		0.43		0.41	0.23
Net realized and unrealized gain (loss)	4.23		(0.02	)(d)	2.99	1.69
Net increase (decrease) in net assets resulting from investment operations	4.45		0.41		3.40	1.92

Distributions from:
Net investment income	(0.20)		(0.38)		(0.34)	(0.18)
Net asset value, end of period	$34.08		$29.83		$29.80	$26.74
Market price, end of period	$34.10		$29.80		$29.80	$26.75

Total Return
Total investment return based on net asset value(e)	14.94%		1.32%		12.72%	6.85%
Total investment return based on market price(f)	15.13%		1.21%		12.69%	6.88	%(g)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$212,153		$198,388		$198,910	$5,349
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.15	%(i)	0.15%		0.15%	0.15	%(i)
Expenses excluding waivers/reimbursements(h)	0.16	%(i)	0.16%		0.16%	0.19	%(i)
Net investment income(c)	1.33	%(i)	1.34%		1.44%	1.65	%(i)
Portfolio turnover rate(j)	18%		47%		38%	13%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(g)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)Annualized.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Candriam U.S. Large Cap Equity ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.02		$42.66	$35.68	$35.56	$35.56	$24.13

Income from Investment Operations
Net investment income(a)(b)	0.28		0.57	0.50	0.49	0.46	0.42
Net realized and unrealized gain (loss)	9.24		2.33	6.97	0.11	(0.01)	11.32
Net increase (decrease) in net assets resulting from investment operations	9.52		2.90	7.47	0.60	0.45	11.74

Distributions from:
Net investment income	(0.30)		(0.54)	(0.49)	(0.48)	(0.45)	(0.31)
Net asset value, end of period	$54.24		$45.02	$42.66	$35.68	$35.56	$35.56
Market price, end of period	$54.29		$44.94	$42.65	$35.68	$35.58	$35.57

Total Return
Total investment return based on net asset value(c)	21.18%		6.75%	21.01%	1.81%	1.21%	48.85%
Total investment return based on market price(d)	21.52%		6.59%	20.99%	1.75%	1.23%	49.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$265,757		$342,145	$367,935	$376,444	$428,535	$410,702
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.09	%(f)	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses excluding waivers/reimbursements(e)	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income(b)	1.12	%(f)	1.21%	1.27%	1.45%	1.21%	1.35%
Portfolio turnover rate(g)	13%		34%	15%	19%	5%	21%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI FTSE International Equity Currency Neutral ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.95		$26.34	$23.57	$22.88	$24.34	$18.02

Income from Investment Operations
Net investment income(a)(b)	0.40		0.75	0.68	0.71	0.67	0.51
Net realized and unrealized gain (loss)	4.27		1.52	2.61	1.05	(1.40)	6.28
Net increase (decrease) in net assets resulting from investment operations	4.67		2.27	3.29	1.76	(0.73)	6.79

Distributions from:
Net investment income	(0.64)		(0.65)	(0.52)	(0.82)	(0.73)	(0.47)
Net realized gain	—		(0.01)	—	(0.25)	—	—
Total distributions from net investment income and realized gains	(0.64)		(0.66)	(0.52)	(1.07)	(0.73)	(0.47)
Net asset value, end of period	$31.98		$27.95	$26.34	$23.57	$22.88	$24.34
Market price, end of period	$32.02		$27.95	$26.20	$23.68	$22.60	$24.36

Total Return
Total investment return based on net asset value(c)	16.93%		8.83%	14.16%	8.31%	(3.16)%	38.14%
Total investment return based on market price(d)	17.06%		9.40%	13.01%	10.19%	(4.45)%	39.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,151,449		$961,476	$579,542	$325,243	$265,421	$310,388
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.20	%(f)	0.20%	0.20%	0.21%	0.20%	0.20%
Expenses excluding waivers/reimbursements(e)	0.20	%(f)	0.20%	0.20%	0.26%	0.36%	0.36%
Net investment income(b)	2.61	%(f)	2.80%	2.79%	3.25%	2.72%	2.41%
Portfolio turnover rate(g)	6%		16%	11%	14%	8%	10%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI U.S. Large Cap R&D Leaders ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,			For the Period February 8, 2022(a) to April 30, 2022
			2025	2024	2023
Net asset value, beginning of period	$31.75		$29.75	$23.01	$22.47	$24.83

Income from Investment Operations
Net investment income(b)(c)	0.16		0.37	0.34	0.31	0.07
Net realized and unrealized gain (loss)	9.43		1.97	6.74	0.54	(2.39)
Net increase (decrease) in net assets resulting from investment operations	9.59		2.34	7.08	0.85	(2.32)

Distributions from:
Net investment income	(0.16)		(0.34)	(0.34)	(0.31)	(0.04)
Net asset value, end of period	$41.18		$31.75	$29.75	$23.01	$22.47
Market price, end of period	$41.21		$31.67	$29.77	$23.02	$22.45

Total Return
Total investment return based on net asset value(d)	30.25%		7.80%	30.90%	3.95%	(9.37)%
Total investment return based on market price(e)	30.68%		7.47%	30.92%	4.08%	(9.43	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,295		$7,144	$6,695	$4,602	$4,494
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.14	%(h)	0.14%	0.14%	0.14%	0.14	%(h)
Expenses excluding waivers/reimbursements(g)	0.15	%(h)	0.15%	0.15%	0.16%	0.15	%(h)
Net investment income(c)	0.86	%(h)	1.12%	1.25%	1.45%	1.21	%(h)
Portfolio turnover rate(i)	58%		12%	17%	23%	3%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Global Equity R&D Leaders ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,			For the Period February 8, 2022(a) to April 30, 2022
			2025	2024	2023
Net asset value, beginning of period	$29.41		$27.61	$23.00	$22.29	$24.92

Income from Investment Operations
Net investment income(b)(c)	0.26		0.49	0.39	0.46	0.12
Net realized and unrealized gain (loss)	8.30		1.75	4.66	0.71	(2.69)
Net increase (decrease) in net assets resulting from investment operations	8.56		2.24	5.05	1.17	(2.57)

Distributions from:
Net investment income	(0.27)		(0.44)	(0.44)	(0.46)	(0.06)
Net asset value, end of period	$37.70		$29.41	$27.61	$23.00	$22.29
Market price, end of period	$37.71		$29.38	$27.50	$23.05	$22.12

Total Return
Total investment return based on net asset value(d)	29.21%		8.13%	22.13%	5.54%	(10.35)%
Total investment return based on market price(e)	29.38%		8.45%	21.41%	6.54%	(11.03	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,483		$6,618	$6,212	$5,751	$4,457
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)
Expenses excluding waivers/reimbursements(g)	0.19	%(h)	0.19%	0.20%	0.20%	0.19	%(h)
Net investment income(c)	1.55	%(h)	1.64%	1.53%	2.19%	2.15	%(h)
Portfolio turnover rate(i)	68%		26%	33%	27%	12%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

October 31, 2025 (unaudited)

1. ORGANIZATION

New York Life Investments ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eight operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
NYLI Merger Arbitrage ETF	Non-diversified	November 17, 2009
NYLI Candriam International Equity ETF	Diversified	December 17, 2019
NYLI Candriam U.S. Mid Cap Equity ETF	Diversified	October 25, 2022
NYLI Candriam U.S. Large Cap Equity ETF	Diversified	December 17, 2019
NYLI FTSE International Equity Currency Neutral ETF	Diversified	July 22, 2015
NYLI U.S. Large Cap R&D Leaders ETF	Non-diversified	February 8, 2022
NYLI Global Equity R&D Leaders ETF	Diversified	February 8, 2022

*The Fund is a “fund of funds”, meaning that it seeks to achieve its investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Each Fund’s investment objective is to seek investment results, before fees and expenses that correspond generally to the price and yield performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:

Fund	Underlying Index
NYLI Hedge Multi-Strategy Tracker ETF	NYLI Hedge Multi-Strategy Index
NYLI Merger Arbitrage ETF	NYLI Merger Arbitrage Index
NYLI Candriam International Equity ETF	NYLI Candriam International Equity Index
NYLI Candriam U.S. Mid Cap Equity ETF	NYLI Candriam U.S. Mid Cap Equity Index
NYLI Candriam U.S. Large Cap Equity ETF	NYLI Candriam U.S. Large Cap Equity Index
NYLI FTSE International Equity Currency Neutral ETF	FTSE Developed ex North America 50% Hedged to USD Index
NYLI U.S. Large Cap R&D Leaders ETF	NYLI U.S. Large Cap R&D Leaders Index
NYLI Global Equity R&D Leaders ETF	NYLI Global Equity R&D Leaders Index

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listed exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca or Nasdaq, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, a swap will be valued using market-based prices provided by independent pricing sources or broker dealer bid quotations (i.e., counterparty).

Forward foreign currency contracts and currency-related derivatives are generally valued by taking forward points of the contract and calculating an interpolated rate based on the forward currency rate as of the 4:00 PM GMT London rate.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

A Fund may sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares (“Dreyfus Institutional Fund”). The Dreyfus Institutional Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Fund has no redemption restriction and is valued at the daily NAV.

Under normal conditions, to the extent a Fund invests in securities lending, the Fund may invest its cash collateral in the Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodologies used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2025, is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2025, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and capital gains are typically distributed to shareholders annually; except the NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF, NYLI FTSE International Equity Currency Neutral ETF, NYLI U.S. Large Cap R&D Leaders ETF, and NYLI Global Equity R&D Leaders ETF typically distribute income quarterly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Restricted Cash

At October 31, 2025, certain Funds held restricted cash in connection with investments in certain-derivative securities. Restricted cash is held in a segregated account with the Funds’ custodian/counterparty broker and is reflected in the Statements of Assets and Liabilities.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2025, the cash collateral consisted of an institutional

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI Hedge Multi-Strategy Tracker ETF	$102,565,166	$116	$1,857,926	$30,275,222	$134,698,430
NYLI Merger Arbitrage ETF	599,667	—	361,867	5,092,180	6,053,714
NYLI Candriam International Equity ETF	1,173,212	—	53,842	6,031,845	7,258,899
NYLI Candriam U.S. Mid Cap Equity ETF	393,775	166,360	82,319	6,607,512	7,249,966
NYLI Candriam U.S. Large Cap Equity ETF	—	—	—	370,526	370,526
NYLI FTSE International Equity Currency Neutral ETF	10,246,125	734	280,532	32,223,619	42,751,010
NYLI U.S. Large Cap R&D Leaders ETF	—	1,212	1,924	91,438	94,574
NYLI Global Equity R&D Leaders ETF	—	103	669	24,855	25,627

The collateral amount presented is in excess of the securities on loan.

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.

Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

At October 31, 2025, the unrealized appreciation/depreciation on total return swap contracts reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“MLI”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:

NYLI Hedge Multi-Strategy Tracker ETF	—
NYLI Merger Arbitrage ETF	($49,608)
NYLI Candriam International Equity ETF	—

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

As of October 31, 2025, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
NYLI Hedge Multi-Strategy Tracker ETF	$131,344,652	$(131,344,652)	$—	$—	$—	$—
NYLI Merger Arbitrage ETF	5,988,584	(5,988,584)	—	—	—	—
NYLI Candriam International Equity ETF	6,864,644	(6,864,644)	—	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	7,080,690	(7,080,690)	—	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	345,138	(345,138)	—	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	40,478,377	(40,478,377)	—	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	93,619	(93,619)	—	—	—	—
NYLI Global Equity R&D Leaders ETF	25,319	(25,319)	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than $0.

As of October 31, 2025, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
NYLI FTSE International Equity Currency Neutral ETF
Morgan Stanley	$13,205,573	$(460,019)	$12,745,554	$460,019	$(460,019)	$—

This does not reflect securities segregated as collateral, as detailed on the Schedule of Investments.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.75%
NYLI Merger Arbitrage ETF	0.75%
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI FTSE International Equity Currency Neutral ETF	0.19%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%

In consideration of the fees paid with respect to the Funds, the Advisor has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Advisor.

The Advisor has entered into a Fee Waiver Agreement with certain Funds under which it has contractually agreed to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.22%

The Advisor has entered into an Expense Limitation Agreement with certain Funds under which it has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds in an amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%

The Fee Waiver and Expense Limitation Agreements will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

As of October 31, 2025, the Advisor waived/reimbursed the following Fund expenses:

Fund	Waived/Reimbursed Expenses
NYLI Hedge Multi-Strategy Tracker ETF	$797,238
NYLI Candriam International Equity ETF	12,307
NYLI Candriam U.S. Mid Cap Equity ETF	12,324
NYLI Candriam U.S. Large Cap Equity ETF	20,819
NYLI U.S. Large Cap R&D Leaders ETF	479
NYLI Global Equity R&D Leaders ETF	441

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. Under the terms of the agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2025, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
NYLI Hedge Multi-Strategy Tracker ETF	$886,914,760	$298,748,162	$(251,244,054)	$47,504,108
NYLI Merger Arbitrage ETF	249,759,138	4,884,913	(3,243,995)	1,640,918
NYLI Candriam International Equity ETF	190,831,888	47,346,484	(13,012,644)	34,333,840
NYLI Candriam U.S. Mid Cap Equity ETF	188,440,970	37,606,118	(13,565,517)	24,040,601
NYLI Candriam U.S. Large Cap Equity ETF	221,490,369	59,313,393	(15,188,148)	44,125,245
NYLI FTSE International Equity Currency Neutral ETF	934,242,465	263,464,316	(39,698,816)	223,765,500
NYLI U.S. Large Cap R&D Leaders ETF	9,208,694	1,187,723	(88,250)	1,099,473
NYLI Global Equity R&D Leaders ETF	7,153,477	1,436,938	(120,669)	1,316,269

The tax character of distributions paid during the years ended April 30, 2025 and 2024 were as follows:

	2025			2024
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
NYLI Hedge Multi-Strategy Tracker ETF	$14,744,680	$—	$—	$25,206,630	$—	$—
NYLI Merger Arbitrage ETF	—	—	—	4,247,100	—	—
NYLI Candriam International Equity ETF	5,081,060	—	—	5,430,434	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	2,693,887	—	—	1,926,760	—	—
NYLI Candriam U.S. Large Cap Equity ETF	4,472,765	—	—	4,665,767	—	—
NYLI FTSE International Equity Currency Neutral ETF	18,231,541	—	—	8,859,486	—	—
NYLI U.S. Large Cap R&D Leaders ETF	82,172	—	—	71,777	—	—
NYLI Global Equity R&D Leaders ETF	102,558	—	—	153,927	—	—

At April 30, 2025, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year.

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI Hedge Multi-Strategy Tracker ETF	$—	$—	$—
NYLI Merger Arbitrage ETF	—	—	—
NYLI Candriam International Equity ETF	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	—	—	—
NYLI Global Equity R&D Leaders ETF	—	—	—

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

At April 30, 2025, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized In Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI Hedge Multi-Strategy Tracker ETF	$1,049,535	$65,700,784	$26,088,453
NYLI Merger Arbitrage ETF	16,338,266	40,339,675	60,237
NYLI Candriam International Equity ETF	—	6,187,963	5,378,613
NYLI Candriam U.S. Mid Cap Equity ETF	—	7,670,898	2,191,308
NYLI Candriam U.S. Large Cap Equity ETF	—	7,639,064	7,457,642
NYLI FTSE International Equity Currency Neutral ETF	—	14,319,229	25,620,637
NYLI U.S. Large Cap R&D Leaders ETF	—	160,705	343,050
NYLI Global Equity R&D Leaders ETF	—	110,631	351,951

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2025, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of October 31, 2025, NYLIM or funds or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% Ownership
NYLI Candriam International Equity ETF	75.83%
NYLI Candriam U.S. Mid Cap Equity ETF	96.35%
NYLI Candriam U.S. Large Cap Equity ETF	89.68%
NYLI FTSE International Equity Currency Neutral ETF	9.30%
NYLI U.S. Large Cap R&D Leaders ETF	76.00%
NYLI Global Equity R&D Leaders ETF	84.44%

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2025 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI Hedge Multi-Strategy Tracker ETF	$250,574,326	$238,564,542	$132,331,783	$45,435,979
NYLI Merger Arbitrage ETF	431,399,759	428,304,161	22,506,689	10,116,619
NYLI Candriam International Equity ETF	13,108,530	14,073,926	8,208,862	9,597,828
NYLI Candriam U.S. Mid Cap Equity ETF	37,855,459	37,742,124	5,752,097	19,731,317
NYLI Candriam U.S. Large Cap Equity ETF	39,117,490	39,345,860	—	134,618,939
NYLI FTSE International Equity Currency Neutral ETF	69,821,399	61,078,134	83,855,768	39,297,448
NYLI U.S. Large Cap R&D Leaders ETF	4,971,674	4,998,336	5,825,513	4,748,456
NYLI Global Equity R&D Leaders ETF	5,171,502	5,263,634	3,909,943	3,814,264

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement on the Statements of Operations.

When a Fund has an unrealized loss on a swap agreement, the Fund instructs the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

The NYLI Hedge Multi-Strategy Tracker ETF, NYLI Merger Arbitrage ETF and NYLI Candriam International Equity ETF used total return swaps to replicate the performance of the Underlying Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Pursuant to documentation governing the Funds’ swap transactions with MLI and Morgan Stanley, MLI and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, MLI and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2025, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of October 31, 2025, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Forward Foreign Currency Contracts

The NYLI FTSE International Equity Currency Neutral ETF may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract, a Fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At October 31, 2025, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives	Foreign Currency Risk	Equity Risk
NYLI Merger Arbitrage ETF
Unrealized appreciation on swap transactions		$—
NYLI FTSE International Equity Currency Neutral ETF
Unrealized appreciation on forward foreign currency contracts	$13,205,573

Liability Derivatives
NYLI Merger Arbitrage ETF
Unrealized depreciation on swap transactions		$(49,608)
NYLI FTSE International Equity Currency Neutral ETF
Unrealized depreciation on forward foreign currency contracts	$(460,019)

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Total return swaps reflect a reset date as of October 31, 2025; therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2025 were as follows:

Fund	Foreign Currency Risk	Equity Risk
NYLI Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions	$—	$2,526,596

NYLI Merger Arbitrage ETF
Realized gain (loss)
Swap transactions	$—	$(12,701,506)
Forward foreign currency contracts	$(75)	$—
Change in unrealized appreciation (depreciation)
Swap transactions	$—	$(16,504)

NYLI Candriam International Equity ETF
Realized gain (loss)
Swap transactions	$—	$133,227
Forward foreign currency contracts	$(39)	$—

NYLI FTSE International Equity Currency Neutral ETF
Realized gain (loss)
Swap transactions	$—	$(5,969)
Forward foreign currency contracts	$(23,732,960)	$—
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$35,021,641	$—

For the period ended October 31, 2025, the monthly average notional value of the derivatives held by the Funds were as follows:

	Average Notional Value
	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI FTSE International Equity Currency Neutral ETF
Asset Derivatives
Swap contracts	$94,753,124	$—	$1,112,225	$696,914
Forward foreign currency contracts	—	—	—	969,526,331

Liability Derivatives
Swap contracts	(94,411,772)	(65,445,036)	—	—
Forward foreign currency contracts	—	—	—	(971,273,457)

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Counterparty Risk

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.

Currency Hedging Risk1

A Fund may use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

Currency Risk

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a Fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore, a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both a Fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Emerging Market Securities Risk

A Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

1Applies to NYLI FTSE International Equity Currency Neutral ETF.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

ESG Investing Style Risk2

The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

Fund of Funds Risk3

If a Fund is a “fund of funds”, the Funds’ investment performance depends on the investment performance of the underlying ETFs in which it invests. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Large Transaction Risks

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Passive Management Risk

Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.

Total Return Swap Risk4

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse

2Applies to NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF.

3 Applies to NYLI Hedge Multi-Strategy Tracker ETF.

4 Applies to NYLI Hedge Multi-Strategy Tracker ETF and NYLI Merger Arbitrage ETF.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

10. SUBSEQUENT EVENTS

Management has determined that there were no material events that would require disclosure in the preparation of these financial statements.

October 31, 2025 (unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statements of Operations within the Fund’s Financial Statements.

For more information
1-888-474-7725
newyorklifeinvestments.com/etf

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments Active ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 31, 2025

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	December 31, 2025